Portfolio of Investments – as of June 30, 2024 (Unaudited)
Loomis Sayles Core Plus Bond Fund

Principal Amount (‡)	Description	Value (†)
Bonds and Notes — 89.0% of Net Assets

Non-Convertible Bonds — 88.9%
	ABS Car Loan — 0.9%
$4,420,000	AmeriCredit Automobile Receivables Trust, Series 2023-1, Class C, 5.800%, 12/18/2028	$4,484,943
1,103,000	Avis Budget Rental Car Funding AESOP LLC, Series 2019-2A, Class A, 3.350%, 9/22/2025(a)	1,099,297
7,064,000	Avis Budget Rental Car Funding AESOP LLC, Series 2020-2A, Class A, 2.020%, 2/20/2027(a)	6,705,881
8,160,000	Avis Budget Rental Car Funding AESOP LLC, Series 2022-1A, Class A, 3.830%, 8/21/2028(a)	7,794,094
1,840,000	Avis Budget Rental Car Funding AESOP LLC, Series 2023-2A, Class A, 5.200%, 10/20/2027(a)	1,830,516
3,245,000	Avis Budget Rental Car Funding AESOP LLC, Series 2023-8A, Class A, 6.020%, 2/20/2030(a)	3,328,465
2,020,000	DT Auto Owner Trust, Series 2023-1A, Class C, 5.550%, 10/16/2028(a)	2,009,016
47,053	Exeter Automobile Receivables Trust, Series 2021-2A, Class C, 0.980%, 6/15/2026	46,941
4,320,000	Exeter Automobile Receivables Trust, Series 2023-1A, Class C, 5.820%, 2/15/2028	4,307,811
4,805,000	Ford Credit Auto Lease Trust, Series 2023-B, Class C, 6.430%, 4/15/2027	4,889,145
12,845,000	Hertz Vehicle Financing III LLC, Series 2023-2A, Class A, 5.570%, 9/25/2029(a)	12,803,653
7,259,000	Hertz Vehicle Financing LLC, Series 2021-1A, Class A, 1.210%, 12/26/2025(a)	7,162,833
721,516	Santander Bank Auto Credit-Linked Notes, Series 2022-C, Class B, 6.451%, 12/15/2032(a)	722,237
457,717	Santander Bank Auto Credit-Linked Notes, Series 2022-C, Class C, 6.986%, 12/15/2032(a)	459,585
6,865,000	Westlake Automobile Receivables Trust, Series 2022-2A, Class C, 4.850%, 9/15/2027(a)	6,815,675
1,295,000	Westlake Automobile Receivables Trust, Series 2023-1A, Class B, 5.410%, 1/18/2028(a)	1,290,422
4,910,000	Westlake Automobile Receivables Trust, Series 2023-2A, Class C, 6.290%, 3/15/2028(a)	4,940,393
		70,690,907
	ABS Home Equity — 0.4%
1,971,379	CoreVest American Finance Ltd., Series 2019-3, Class A, 2.705%, 10/15/2052(a)	1,939,356
9,284	Countrywide Asset-Backed Certificates, Series 2004-S1, Class A3, 5.115%, 2/25/2035(b)(c)	9,060
875,741	OBX Trust, Series 2018-EXP1, Class 1A3, 4.000%, 4/25/2048(a)(c)	800,393
2,963,430	Progress Residential Trust, Series 2023-SFR1, Class A, 4.300%, 3/17/2040(a)	2,850,801
5,979,333	PRPM LLC, Series 2024-1, Class A1, 6.959%, 2/25/2029(a)(c)	5,961,377
68,875	Sequoia Mortgage Trust, Series 2017-CH1, Class A1, 4.000%, 8/25/2047(a)(c)	63,813
316,655	Sequoia Mortgage Trust, Series 2018-CH1, Class A1, 4.000%, 3/25/2048(a)(c)	289,673
191,271	Sequoia Mortgage Trust, Series 2018-CH3, Class A2, 4.000%, 8/25/2048(a)(c)	185,324
3,660,000	Toorak Mortgage Trust, Series 2024-RRTL1, Class A1, 6.597%, 2/25/2039(a)(c)	3,656,578
1,094,453	Towd Point Mortgage Trust, Series 2015-1, Class A5, 4.642%, 10/25/2053(a)(c)	1,084,709
1,506,620	Towd Point Mortgage Trust, Series 2015-4, Class M2, 3.750%, 4/25/2055(a)(c)	1,489,262
Principal Amount (‡)	Description	Value (†)

	ABS Home Equity — continued
$5,101,352	Towd Point Mortgage Trust, Series 2016-2, Class M2, 3.000%, 8/25/2055(a)(c)	$4,714,591
3,455,113	Towd Point Mortgage Trust, Series 2018-3, Class A1, 3.750%, 5/25/2058(a)(c)	3,337,293
		26,382,230
	ABS Other — 1.4%
2,230,000	Affirm Asset Securitization Trust, Series 2023-A, Class A, 6.610%, 1/18/2028(a)	2,238,243
5,761,743	CLI Funding VIII LLC, Series 2021-1A, Class A, 1.640%, 2/18/2046(a)	5,119,546
15,660,000	Frontier Issuer LLC, Series 2024-1, Class A2, 6.190%, 6/20/2054(a)	15,668,488
7,869,200	Jack in the Box Funding LLC, Series 2022-1A, Class A2I, 3.445%, 2/26/2052(a)	7,328,987
13,241,075	Jack in the Box Funding LLC, Series 2022-1A, Class A2II, 4.136%, 2/26/2052(a)	11,540,010
5,742,635	Lunar Structured Aircraft Portfolio Notes, Series 2021-1, Class A, 2.636%, 10/15/2046(a)	5,132,882
8,280,217	Navigator Aircraft ABS Ltd., Series 2021-1, Class A, 2.771%, 11/15/2046(a)(c)	7,443,989
3,025,000	SCF Equipment Leasing LLC, Series 2023-1A, Class A2, 6.560%, 1/22/2030(a)	3,051,281
2,105,000	SCF Equipment Leasing LLC, Series 2024-1A, Class A3, 5.520%, 1/20/2032(a)	2,113,856
2,680,197	Textainer Marine Containers VII Ltd., Series 2020-2A, Class A, 2.100%, 9/20/2045(a)	2,431,236
14,796,315	Wheels Fleet Lease Funding 1 LLC, Series 2023-1A, Class A, 5.800%, 4/18/2038(a)	14,806,939
15,517,691	Willis Engine Structured Trust VII, Series 2023-A, Class A, 8.000%, 10/15/2048(a)	16,390,856
13,900,000	Ziply Fiber Issuer LLC, Series 2024-1A, Class A2, 6.640%, 4/20/2054(a)	14,149,157
		107,415,470
	ABS Student Loan — 0.5%
2,406,836	Navient Private Education Refi Loan Trust, Series 2020-HA, Class A, 1.310%, 1/15/2069(a)	2,216,179
7,222,915	Navient Private Education Refi Loan Trust, Series 2021-CA, Class A, 1.060%, 10/15/2069(a)	6,361,072
7,698,500	Navient Private Education Refi Loan Trust, Series 2023-A, Class A, 5.510%, 10/15/2071(a)	7,724,283
2,650,126	SMB Private Education Loan Trust, Series 2021-A, Class APT2, 1.070%, 1/15/2053(a)	2,336,239
6,374,306	SMB Private Education Loan Trust, Series 2021-C, Class A2, 1 mo. USD SOFR + 0.914%, 6.243%, 1/15/2053(a)(c)	6,340,714
7,468,065	SMB Private Education Loan Trust, Series 2023-A, Class A1A, 5.380%, 1/15/2053(a)	7,471,045
1,703,553	SoFi Professional Loan Program LLC, Series 2020-A, Class A2FX, 2.540%, 5/15/2046(a)	1,595,561
		34,045,093
	ABS Whole Business — 0.3%
7,125,200	Domino's Pizza Master Issuer LLC, Series 2018-1A, Class A2I, 4.116%, 7/25/2048(a)	6,954,026
4,677,338	Planet Fitness Master Issuer LLC, Series 2022-1A, Class A2I, 3.251%, 12/05/2051(a)	4,389,893
11,837,525	Planet Fitness Master Issuer LLC, Series 2022-1A, Class A2II, 4.008%, 12/05/2051(a)	10,463,283
		21,807,202

Principal Amount (‡)	Description	Value (†)

	Aerospace & Defense — 0.4%
$16,064,000	Boeing Co., 5.705%, 5/01/2040	$14,810,441
6,255,000	Boeing Co., 6.298%, 5/01/2029(a)	6,342,947
4,790,000	Boeing Co., 6.858%, 5/01/2054(a)	4,915,363
7,310,000	Bombardier, Inc., 7.000%, 6/01/2032(a)	7,411,543
		33,480,294
	Agency Commercial Mortgage-Backed Securities — 0.4%
6,006,068	Federal Home Loan Mortgage Corp., 3.350%, 8/01/2037	5,184,785
3,570,425	Federal Home Loan Mortgage Corp., 3.450%, 5/01/2037	3,119,835
1,233,256	Federal Home Loan Mortgage Corp., 3.700%, 5/01/2037	1,108,036
8,569,376	Federal Home Loan Mortgage Corp., 3.750%, 5/01/2037	7,620,374
2,069,051	Federal Home Loan Mortgage Corp., 3.900%, 7/01/2037	1,883,057
2,071,995	Federal Home Loan Mortgage Corp., 3.900%, 7/01/2037	1,863,034
7,013,000	Federal National Mortgage Association, 3.850%, 9/01/2037	6,281,229
160,000	Federal National Mortgage Association, 3.940%, 9/01/2032	150,895
6,561,002	Federal National Mortgage Association, 4.240%, 7/01/2038	6,044,917
		33,256,162
	Airlines — 0.7%
3,916,075	American Airlines, Inc./AAdvantage Loyalty IP Ltd., 5.500%, 4/20/2026(a)	3,881,264
6,570,467	American Airlines, Inc./AAdvantage Loyalty IP Ltd., 5.750%, 4/20/2029(a)	6,392,202
1,284,493	Continental Airlines Pass-Through Trust, Series 2012-2, Class A, 4.000%, 4/29/2026	1,277,917
15,701,433	Delta Air Lines, Inc./SkyMiles IP Ltd., 4.750%, 10/20/2028(a)	15,291,748
2,477,664	United Airlines Pass-Through Trust, Series 2020-1, Class B, 4.875%, 7/15/2027	2,443,447
14,440,000	United Airlines Pass-Through Trust, Series 2023-1, Class A, 5.800%, 7/15/2037	14,662,376
2,266,000	United Airlines, Inc., 4.375%, 4/15/2026(a)	2,188,973
5,243,000	United Airlines, Inc., 4.625%, 4/15/2029(a)	4,882,859
		51,020,786
	Apartment REITs — 0.0%
1,715,000	American Homes 4 Rent LP, 3.375%, 7/15/2051	1,115,762
	Automotive — 2.1%
3,200,000	Ford Motor Credit Co. LLC, 4.271%, 1/09/2027	3,083,356
11,230,000	Ford Motor Credit Co. LLC, 6.800%, 5/12/2028	11,569,520
5,315,000	Ford Motor Credit Co. LLC, 6.950%, 3/06/2026	5,400,835
5,450,000	Ford Motor Credit Co. LLC, 7.122%, 11/07/2033	5,758,885
17,142,000	General Motors Co., 5.000%, 4/01/2035	16,047,314
2,800,000	General Motors Financial Co., Inc., 2.350%, 1/08/2031	2,297,055
5,067,000	General Motors Financial Co., Inc., 2.900%, 2/26/2025	4,971,692
8,392,000	Goodyear Tire & Rubber Co., 5.625%, 4/30/2033	7,585,707
6,206,000	Hyundai Capital America, 2.375%, 10/15/2027(a)	5,660,058
10,356,000	Hyundai Capital America, 2.650%, 2/10/2025(a)	10,160,708
7,453,000	Hyundai Capital America, 3.000%, 2/10/2027(a)	7,031,125
3,740,000	Hyundai Capital America, 5.400%, 6/24/2031(a)	3,708,682
14,005,000	Hyundai Capital America, 6.100%, 9/21/2028(a)	14,381,304
Principal Amount (‡)	Description	Value (†)

	Automotive — continued
$1,725,000	Lear Corp., 3.550%, 1/15/2052	$1,181,425
12,381,000	Lear Corp., 5.250%, 5/15/2049	10,945,092
6,000,000	Nissan Motor Acceptance Co. LLC, 7.050%, 9/15/2028(a)	6,244,757
4,025,000	Phinia, Inc., 6.750%, 4/15/2029(a)	4,084,735
35,535,000	Volkswagen Group of America Finance LLC, 6.450%, 11/16/2030(a)	37,267,797
		157,380,047
	Banking — 6.7%
5,525,000	AIB Group PLC, (fixed rate to 3/28/2034, variable rate thereafter), 5.871%, 3/28/2035(a)	5,488,734
10,051,000	Banco Santander Chile, 2.700%, 1/10/2025(a)	9,867,096
11,000,000	Banco Santander SA, 1.849%, 3/25/2026	10,310,535
4,800,000	Banco Santander SA, 2.958%, 3/25/2031	4,102,325
22,435,000	Bangkok Bank PCL, 5.650%, 7/05/2034(a)	22,468,652
6,910,000	Bank of America Corp., (fixed rate to 11/10/2027, variable rate thereafter), 6.204%, 11/10/2028	7,116,112
5,475,000	Bank of America Corp., (fixed rate to 4/24/2027, variable rate thereafter), 3.705%, 4/24/2028	5,244,022
17,545,000	Bank of America Corp., (fixed rate to 4/25/2033, variable rate thereafter), 5.288%, 4/25/2034	17,360,852
24,210,000	Bank of America Corp., MTN, (fixed rate to 4/23/2026, variable rate thereafter), 3.559%, 4/23/2027	23,410,369
18,664,000	Barclays PLC, (fixed rate to 3/10/2041, variable rate thereafter), 3.811%, 3/10/2042	14,378,172
1,900,000	Barclays PLC, (fixed rate to 5/09/2033, variable rate thereafter), 6.224%, 5/09/2034	1,946,798
7,864,000	BBVA Bancomer SA, 1.875%, 9/18/2025(a)	7,502,665
15,013,000	BNP Paribas SA, (fixed rate to 1/13/2026, variable rate thereafter), 1.323%, 1/13/2027(a)	14,013,982
26,613,000	BNP Paribas SA, (fixed rate to 11/19/2024, variable rate thereafter), 2.819%, 11/19/2025(a)	26,281,653
24,870,000	Capital One Financial Corp., (fixed rate to 6/08/2033, variable rate thereafter), 6.377%, 6/08/2034	25,515,631
10,585,000	Credit Agricole SA, (fixed rate to 1/10/2034, variable rate thereafter), 6.251%, 1/10/2035(a)	10,648,587
9,038,000	Deutsche Bank AG, 1.686%, 3/19/2026	8,502,117
8,585,000	Deutsche Bank AG, (fixed rate to 10/07/2031, variable rate thereafter), 3.742%, 1/07/2033	7,061,403
6,737,000	Deutsche Bank AG, (fixed rate to 10/14/2030, variable rate thereafter), 3.729%, 1/14/2032	5,680,138
2,700,000	Deutsche Bank AG, (fixed rate to 11/10/2032, variable rate thereafter), 7.079%, 2/10/2034	2,748,771
11,630,000	Deutsche Bank AG, (fixed rate to 11/24/2025, variable rate thereafter), 2.129%, 11/24/2026	11,036,908
12,986,000	Goldman Sachs Group, Inc., 6.750%, 10/01/2037	14,009,674
7,270,000	Goldman Sachs Group, Inc., (fixed rate to 6/05/2027, variable rate thereafter), 3.691%, 6/05/2028	6,954,641
1,826,000	HSBC Holdings PLC, 4.950%, 3/31/2030	1,794,748
10,560,000	Intesa Sanpaolo SpA, 7.200%, 11/28/2033(a)	11,320,531
4,740,000	Intesa Sanpaolo SpA, (fixed rate to 6/01/2031, variable rate thereafter), 4.198%, 6/01/2032(a)	4,026,867
24,590,000	JPMorgan Chase & Co., (fixed rate to 10/15/2029, variable rate thereafter), 2.739%, 10/15/2030	21,756,969
15,876,000	JPMorgan Chase & Co., (fixed rate to 5/13/2030, variable rate thereafter), 2.956%, 5/13/2031	13,914,031
14,145,000	Macquarie Bank Ltd., 3.231%, 3/21/2025(a)	13,909,978

Principal Amount (‡)	Description	Value (†)

	Banking — continued
$11,090,000	Mitsubishi UFJ Financial Group, Inc., (fixed rate to 7/20/2031, variable rate thereafter), 2.309%, 7/20/2032	$9,118,716
13,321,000	Morgan Stanley, 3.591%, 7/22/2028(c)	12,666,967
1,500,000	Morgan Stanley, (fixed rate to 2/01/2028, variable rate thereafter), 5.123%, 2/01/2029	1,494,070
11,935,000	Morgan Stanley, MTN, (fixed rate to 4/20/2028, variable rate thereafter), 5.164%, 4/20/2029	11,896,267
6,100,000	PNC Financial Services Group, Inc., (fixed rate to 1/24/2033, variable rate thereafter), 5.068%, 1/24/2034	5,895,938
12,465,000	Santander Holdings USA, Inc., (fixed rate to 1/06/2027, variable rate thereafter), 2.490%, 1/06/2028	11,487,137
24,503,000	Societe Generale SA, 2.625%, 1/22/2025(a)	24,027,238
14,370,000	Societe Generale SA, (fixed rate to 1/19/2054, variable rate thereafter), 7.132%, 1/19/2055(a)	13,754,236
18,840,000	Standard Chartered PLC, (fixed rate to 1/12/2032, variable rate thereafter), 3.603%, 1/12/2033(a)	15,855,367
23,296,000	Standard Chartered PLC, (fixed rate to 1/30/2025, variable rate thereafter), 2.819%, 1/30/2026(a)	22,882,355
660,000	Standard Chartered PLC, (fixed rate to 3/15/2028, variable rate thereafter), 4.866%, 3/15/2033(a)	631,487
1,450,000	Standard Chartered PLC, (fixed rate to 7/06/2033, variable rate thereafter), 6.296%, 7/06/2034(a)	1,494,811
5,660,000	Sumitomo Mitsui Financial Group, Inc., 1.474%, 7/08/2025	5,433,660
11,838,000	Sumitomo Mitsui Financial Group, Inc., 3.040%, 7/16/2029	10,675,899
7,155,000	Truist Financial Corp., MTN, (fixed rate to 6/08/2033, variable rate thereafter), 5.867%, 6/08/2034	7,209,356
5,540,000	UBS Group AG, (fixed rate to 11/15/2032, variable rate thereafter), 9.016%, 11/15/2033(a)	6,677,124
690,000	UBS Group AG, (fixed rate to 7/15/2025, variable rate thereafter), 6.373%, 7/15/2026(a)	693,338
8,695,000	UBS Group AG, (fixed rate to 8/11/2027, variable rate thereafter), 6.442%, 8/11/2028(a)	8,915,940
16,795,000	UniCredit SpA, (fixed rate to 6/03/2026, variable rate thereafter), 1.982%, 6/03/2027(a)	15,657,747
		514,840,614
	Building Materials — 0.1%
8,175,000	American Builders & Contractors Supply Co., Inc., 3.875%, 11/15/2029(a)	7,308,287
2,194,000	Mohawk Industries, Inc., 3.625%, 5/15/2030	2,010,450
950,000	Mohawk Industries, Inc., 5.850%, 9/18/2028	969,116
		10,287,853
	Cable Satellite — 0.4%
18,325,000	CCO Holdings LLC/CCO Holdings Capital Corp., 4.250%, 1/15/2034(a)	13,909,731
6,340,000	Time Warner Cable LLC, 4.500%, 9/15/2042	4,640,249
783,000	Time Warner Cable LLC, 5.500%, 9/01/2041	652,071
2,245,000	Time Warner Cable LLC, 5.875%, 11/15/2040	1,947,915
7,162,000	Time Warner Cable LLC, 6.550%, 5/01/2037	6,782,445
1,707,000	Time Warner Cable LLC, 6.750%, 6/15/2039	1,651,294
		29,583,705
	Chemicals — 1.1%
1,610,000	Alpek SAB de CV, 3.250%, 2/25/2031(a)	1,357,798
Principal Amount (‡)	Description	Value (†)

	Chemicals — continued
$23,013,000	Braskem America Finance Co., 7.125%, 7/22/2041(a)	$20,671,094
1,873,000	Celanese U.S. Holdings LLC, 6.050%, 3/15/2025	1,875,380
4,145,000	Celanese U.S. Holdings LLC, 6.330%, 7/15/2029	4,263,104
7,375,000	Celanese U.S. Holdings LLC, 6.379%, 7/15/2032	7,578,426
4,410,000	Nutrien Ltd., 5.800%, 3/27/2053	4,351,536
8,771,000	Orbia Advance Corp. SAB de CV, 5.875%, 9/17/2044(a)	7,795,570
9,466,000	Orbia Advance Corp. SAB de CV, 6.750%, 9/19/2042(a)	9,307,368
3,830,000	Sociedad Quimica y Minera de Chile SA, 3.500%, 9/10/2051(a)	2,552,772
9,154,000	Sociedad Quimica y Minera de Chile SA, 4.250%, 1/22/2050(a)	6,999,515
14,835,000	Sociedad Quimica y Minera de Chile SA, 6.500%, 11/07/2033(a)	15,434,927
		82,187,490
	Collateralized Mortgage Obligations — 1.0%
30,689,453	Federal Home Loan Mortgage Corp., Series 406, Class F15, 30 day USD SOFR Average + 1.450%, 6.785%, 10/25/2053(c)	31,130,989
30,435,000	Federal Home Loan Mortgage Corp., Series 5365, Class LY, REMICS, 6.500%, 12/25/2053	31,560,547
7,850,000	Federal National Mortgage Association, Series 2023-51, Class L, REMICS, 6.500%, 11/25/2053	8,166,504
107,424	Government National Mortgage Association, Series 2010-H24, Class FA, 1 mo. USD SOFR + 0.464%, 5.787%, 10/20/2060(c)	107,126
65,342	Government National Mortgage Association, Series 2012-H18, Class NA, 1 mo. USD SOFR + 0.634%, 5.957%, 8/20/2062(b)(c)	64,579
109	Government National Mortgage Association, Series 2013-H01, Class FA, 1.650%, 1/20/2063(b)	95
8,576	Government National Mortgage Association, Series 2013-H03, Class HA, 1.750%, 12/20/2062(b)	7,470
7,133	Government National Mortgage Association, Series 2013-H04, Class BA, 1.650%, 2/20/2063(b)	6,239
87,362	Government National Mortgage Association, Series 2013-H10, Class PA, 2.500%, 4/20/2063(b)	75,069
2,080,234	Government National Mortgage Association, Series 2015-H10, Class JA, 2.250%, 4/20/2065	1,999,648
6,437	Government National Mortgage Association, Series 2015-H13, Class FL, 1 mo. USD SOFR + 0.394%, 5.717%, 5/20/2063(b)(c)	6,097
		73,124,363
	Consumer Cyclical Services — 0.0%
1,791,000	Expedia Group, Inc., 6.250%, 5/01/2025(a)	1,793,859
	Consumer Products — 0.1%
2,157,000	Kimberly-Clark de Mexico SAB de CV, 2.431%, 7/01/2031(a)	1,829,216
2,738,000	Natura &Co. Luxembourg Holdings SARL, 4.125%, 5/03/2028(a)	2,500,766
1,925,000	Natura &Co. Luxembourg Holdings SARL, 6.000%, 4/19/2029(a)	1,860,570
		6,190,552
	Electric — 0.9%
3,587,000	AES Corp., 3.300%, 7/15/2025(a)	3,496,896

Principal Amount (‡)	Description	Value (†)

	Electric — continued
$1,609,000	AES Corp., 3.950%, 7/15/2030(a)	$1,471,161
14,279,000	Clearway Energy Operating LLC, 3.750%, 2/15/2031(a)	12,459,074
21,160,414	Cometa Energia SA de CV, 6.375%, 4/24/2035(a)	20,517,817
2,415,000	DPL, Inc., 4.350%, 4/15/2029	2,250,864
852,000	Edison International, 4.950%, 4/15/2025	845,782
2,811,000	Enel Americas SA, 4.000%, 10/25/2026	2,698,560
4,816,000	Entergy Corp., 2.800%, 6/15/2030	4,206,348
750,000	IPALCO Enterprises, Inc., 4.250%, 5/01/2030	696,145
10,966,000	National Rural Utilities Cooperative Finance Corp., 3 mo. USD SOFR + 3.172%, 8.501%, 4/30/2043(c)	10,966,000
7,133,000	Transelec SA, 4.250%, 1/14/2025(a)	7,063,357
		66,672,004
	Finance Companies — 2.1%
6,365,000	AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 3.000%, 10/29/2028	5,784,325
8,095,000	AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 5.100%, 1/19/2029	8,017,324
19,660,000	Air Lease Corp., GMTN, 3.750%, 6/01/2026	18,996,272
21,237,000	Aircastle Ltd., 2.850%, 1/26/2028(a)	19,214,784
24,047,000	Ares Capital Corp., 2.150%, 7/15/2026	22,224,276
16,875,000	Avolon Holdings Funding Ltd., 2.750%, 2/21/2028(a)	15,160,164
4,262,000	Blue Owl Capital Corp., 2.625%, 1/15/2027	3,894,288
13,397,000	Blue Owl Capital Corp., 3.400%, 7/15/2026	12,623,326
10,958,000	Blue Owl Technology Finance Corp., 3.750%, 6/17/2026(a)	10,214,200
19,629,000	FS KKR Capital Corp., 3.400%, 1/15/2026	18,674,687
4,160,000	GATX Corp., 6.050%, 3/15/2034	4,253,950
3,670,000	GATX Corp., 6.050%, 6/05/2054	3,675,033
3,680,000	Main Street Capital Corp., 6.950%, 3/01/2029	3,721,120
1,500,000	Navient Corp., 4.875%, 3/15/2028	1,376,579
8,950,000	Navient Corp., 5.000%, 3/15/2027	8,542,955
7,514,000	Rocket Mortgage LLC/Rocket Mortgage Co-Issuer, Inc., 3.875%, 3/01/2031(a)	6,548,323
1,655,000	Rocket Mortgage LLC/Rocket Mortgage Co-Issuer, Inc., 4.000%, 10/15/2033(a)	1,394,650
		164,316,256
	Financial Other — 0.1%
4,763,000	Icahn Enterprises LP/Icahn Enterprises Finance Corp., 4.375%, 2/01/2029	4,072,563
	Food & Beverage — 0.7%
15,433,000	BRF SA, 5.750%, 9/21/2050(a)	12,257,660
2,032,000	Gruma SAB de CV, 4.875%, 12/01/2024(a)	2,019,897
25,485,000	JBS USA Holding Lux SARL/ JBS USA Food Co./ JBS Lux Co. SARL, 7.250%, 11/15/2053(a)	27,805,750
12,030,000	Minerva Luxembourg SA, 4.375%, 3/18/2031(a)	9,923,849
1,599,000	Smithfield Foods, Inc., 3.000%, 10/15/2030(a)	1,357,601
		53,364,757
	Gaming — 0.2%
4,840,000	Caesars Entertainment, Inc., 6.500%, 2/15/2032(a)	4,863,735
12,715,000	MGM Resorts International, 6.500%, 4/15/2032	12,656,252
		17,519,987
	Government Owned - No Guarantee — 0.9%
7,292,000	Antares Holdings LP, 3.950%, 7/15/2026(a)	6,893,055
2,585,000	Ascot Group Ltd., 4.250%, 12/15/2030(a)	2,148,688
9,135,000	Ecopetrol SA, 8.375%, 1/19/2036	8,972,821
3,903,000	Empresa de los Ferrocarriles del Estado, 3.068%, 8/18/2050(a)	2,351,680
Principal Amount (‡)	Description	Value (†)

	Government Owned - No Guarantee — continued
$8,730,000	Freeport Indonesia PT, 5.315%, 4/14/2032(a)	$8,435,363
8,485,000	OCP SA, 3.750%, 6/23/2031(a)	7,303,438
12,020,000	OCP SA, 6.750%, 5/02/2034(a)	12,319,779
12,038,000	Saudi Arabian Oil Co., 3.500%, 11/24/2070(a)	7,784,072
3,040,000	Tennessee Valley Authority, 4.250%, 9/15/2065	2,602,809
7,669,000	Tennessee Valley Authority, 4.625%, 9/15/2060	7,093,914
5,427,000	Tennessee Valley Authority, 4.875%, 1/15/2048	5,366,923
		71,272,542
	Health Insurance — 0.1%
8,229,000	Centene Corp., 3.375%, 2/15/2030	7,304,172
	Healthcare — 0.1%
13,345,000	HCA, Inc., 4.625%, 3/15/2052	10,773,225
	Home Construction — 0.2%
5,751,000	Forestar Group, Inc., 3.850%, 5/15/2026(a)	5,502,600
9,855,000	NVR, Inc., 3.000%, 5/15/2030	8,733,995
		14,236,595
	Independent Energy — 0.6%
11,350,000	Baytex Energy Corp., 7.375%, 3/15/2032(a)	11,533,847
9,852,000	Devon Energy Corp., 4.500%, 1/15/2030	9,479,283
1,765,000	EQT Corp., 3.125%, 5/15/2026(a)	1,686,639
4,696,000	EQT Corp., 3.900%, 10/01/2027	4,488,443
1,101,000	EQT Corp., 5.000%, 1/15/2029	1,080,170
10,078,204	Leviathan Bond Ltd., 6.125%, 6/30/2025	9,746,329
4,320,000	Pan American Energy LLC, 9.125%, 4/30/2027(a)	4,485,197
		42,499,908
	Industrial Other — 0.0%
3,408,000	Georgetown University, Series A, 5.215%, 10/01/2118	3,135,292
	Life Insurance — 0.2%
15,121,000	Brighthouse Financial, Inc., 5.625%, 5/15/2030	15,126,007
2,327,000	OneAmerica Financial Partners, Inc., 4.250%, 10/15/2050(a)	1,577,101
		16,703,108
	Media Entertainment — 0.6%
54,020,000	Grupo Televisa SAB, EMTN, 7.250%, 5/14/2043, (MXN)	1,777,862
6,503,000	Outfront Media Capital LLC/Outfront Media Capital Corp., 4.250%, 1/15/2029(a)	5,929,564
12,803,000	Prosus NV, 3.680%, 1/21/2030(a)	11,378,562
14,750,000	Prosus NV, 3.832%, 2/08/2051(a)	9,594,146
22,220,000	Warnermedia Holdings, Inc., 5.391%, 3/15/2062	17,342,098
		46,022,232
	Metals & Mining — 0.9%
1,835,000	Anglo American Capital PLC, 2.250%, 3/17/2028(a)	1,643,076
3,620,000	Anglo American Capital PLC, 3.875%, 3/16/2029(a)	3,394,035
3,322,000	Anglo American Capital PLC, 3.950%, 9/10/2050(a)	2,451,650
8,646,000	Anglo American Capital PLC, 5.625%, 4/01/2030(a)	8,701,927
10,477,000	FMG Resources August 2006 Pty. Ltd., 4.375%, 4/01/2031(a)	9,363,594
15,428,000	Fresnillo PLC, 4.250%, 10/02/2050(a)	11,351,768
25,662,000	Glencore Funding LLC, 2.500%, 9/01/2030(a)	21,705,433
1,400,000	Glencore Funding LLC, 6.375%, 10/06/2030(a)	1,459,232
5,290,000	POSCO, 5.625%, 1/17/2026(a)	5,295,509
4,505,000	SunCoke Energy, Inc., 4.875%, 6/30/2029(a)	4,081,385
		69,447,609

Principal Amount (‡)	Description	Value (†)

	Midstream — 0.6%
$568,000	Energy Transfer LP, 5.150%, 2/01/2043	$497,106
3,180,000	Energy Transfer LP, 5.300%, 4/15/2047	2,808,756
125,000	Energy Transfer LP, 5.400%, 10/01/2047	111,824
4,900,000	Energy Transfer LP, 5.950%, 10/01/2043	4,739,717
8,548,000	Energy Transfer LP, 6.500%, 2/01/2042	8,841,627
1,338,000	Energy Transfer LP, 6.625%, 10/15/2036	1,413,102
8,995,000	EQM Midstream Partners LP, 6.375%, 4/01/2029(a)	9,085,912
2,445,000	EQM Midstream Partners LP, 6.500%, 7/01/2027(a)	2,471,250
2,014,000	Gray Oak Pipeline LLC, 2.600%, 10/15/2025(a)	1,933,443
982,000	Gray Oak Pipeline LLC, 3.450%, 10/15/2027(a)	923,825
14,215,000	Sempra Infrastructure Partners LP, 3.250%, 1/15/2032(a)	11,716,559
930,000	Targa Resources Partners LP/Targa Resources Partners Finance Corp., 6.500%, 7/15/2027	936,637
		45,479,758
	Mortgage Related — 25.7%
9,491,436	Federal Home Loan Mortgage Corp., 1.500%, 12/01/2050	6,986,693
35,525,492	Federal Home Loan Mortgage Corp., 1.500%, 4/01/2051	25,886,468
1,266,922	Federal Home Loan Mortgage Corp., 2.000%, 8/01/2050	992,121
8,434,421	Federal Home Loan Mortgage Corp., 2.000%, 11/01/2050	6,605,022
6,809,215	Federal Home Loan Mortgage Corp., 2.000%, 11/01/2050	5,332,274
5,600,658	Federal Home Loan Mortgage Corp., 2.000%, 11/01/2050	4,385,898
450,253	Federal Home Loan Mortgage Corp., 2.000%, 11/01/2050	356,778
17,141,423	Federal Home Loan Mortgage Corp., 2.000%, 12/01/2050	13,412,806
6,944,206	Federal Home Loan Mortgage Corp., 2.000%, 12/01/2050	5,437,963
6,185,907	Federal Home Loan Mortgage Corp., 2.000%, 12/01/2050	4,844,159
5,753,783	Federal Home Loan Mortgage Corp., 2.000%, 12/01/2050	4,502,263
23,836,860	Federal Home Loan Mortgage Corp., 2.000%, 1/01/2051	18,651,308
4,683,241	Federal Home Loan Mortgage Corp., 2.000%, 2/01/2051	3,667,435
16,912,790	Federal Home Loan Mortgage Corp., 2.000%, 3/01/2052	12,852,982
4,841,301	Federal Home Loan Mortgage Corp., 2.000%, 3/01/2052	3,797,406
4,032,366	Federal Home Loan Mortgage Corp., 2.500%, 7/01/2050	3,233,273
3,260,631	Federal Home Loan Mortgage Corp., 2.500%, 7/01/2050	2,684,814
11,841,551	Federal Home Loan Mortgage Corp., 2.500%, 9/01/2050	9,752,901
1,813,173	Federal Home Loan Mortgage Corp., 2.500%, 10/01/2050	1,456,076
1,840,728	Federal Home Loan Mortgage Corp., 2.500%, 11/01/2050	1,478,195
1,281,869	Federal Home Loan Mortgage Corp., 2.500%, 12/01/2050	1,029,425
1,164,122	Federal Home Loan Mortgage Corp., 2.500%, 3/01/2051	951,005
Principal Amount (‡)	Description	Value (†)

	Mortgage Related — continued
$10,010,766	Federal Home Loan Mortgage Corp., 2.500%, 10/01/2051	$8,271,830
5,067,472	Federal Home Loan Mortgage Corp., 2.500%, 12/01/2051	4,152,241
977,332	Federal Home Loan Mortgage Corp., 3.000%, 11/01/2042	864,286
5,901,160	Federal Home Loan Mortgage Corp., 3.000%, 9/01/2048	5,160,755
3,249,831	Federal Home Loan Mortgage Corp., 3.000%, 10/01/2049	2,805,066
1,450,701	Federal Home Loan Mortgage Corp., 3.000%, 5/01/2050	1,252,430
1,348,223	Federal Home Loan Mortgage Corp., 3.000%, 5/01/2050	1,163,950
15,795,743	Federal Home Loan Mortgage Corp., 3.000%, 12/01/2051	13,462,700
469,458	Federal Home Loan Mortgage Corp., 3.500%, 4/01/2043	432,150
329,796	Federal Home Loan Mortgage Corp., 3.500%, 4/01/2043	303,368
564,170	Federal Home Loan Mortgage Corp., 3.500%, 7/01/2043	512,624
955,535	Federal Home Loan Mortgage Corp., 3.500%, 10/01/2043	869,219
84,279	Federal Home Loan Mortgage Corp., 3.500%, 3/01/2045	77,611
1,895,161	Federal Home Loan Mortgage Corp., 3.500%, 8/01/2047	1,717,604
1,355,101	Federal Home Loan Mortgage Corp., 3.500%, 4/01/2050	1,187,644
820,829	Federal Home Loan Mortgage Corp., 4.000%, 12/01/2044	770,732
360,641	Federal Home Loan Mortgage Corp., 4.000%, 7/01/2045	338,086
2,626	Federal Home Loan Mortgage Corp., 4.000%, 9/01/2045	2,462
235,379	Federal Home Loan Mortgage Corp., 4.000%, 6/01/2047	220,188
11,126,942	Federal Home Loan Mortgage Corp., 4.000%, 7/01/2052	10,196,506
8,938,700	Federal Home Loan Mortgage Corp., 4.000%, 7/01/2052	8,190,314
2,868,424	Federal Home Loan Mortgage Corp., 4.000%, 8/01/2052	2,627,316
11,877,525	Federal Home Loan Mortgage Corp., 4.000%, 9/01/2052	10,879,983
989,895	Federal Home Loan Mortgage Corp., 4.000%, 9/01/2052	906,925
9,556,388	Federal Home Loan Mortgage Corp., 4.000%, 10/01/2052	8,755,539
5,478,743	Federal Home Loan Mortgage Corp., 4.000%, 10/01/2052	5,021,150
4,452,921	Federal Home Loan Mortgage Corp., 4.000%, 10/01/2052	4,079,688
512,183	Federal Home Loan Mortgage Corp., 4.500%, 7/01/2041	498,154
74,589	Federal Home Loan Mortgage Corp., 4.500%, 1/01/2044	71,663
225,004	Federal Home Loan Mortgage Corp., 4.500%, 4/01/2044	216,145
17,621	Federal Home Loan Mortgage Corp., 4.500%, 3/01/2046	17,013

Principal Amount (‡)	Description	Value (†)

	Mortgage Related — continued
$667,262	Federal Home Loan Mortgage Corp., 4.500%, 7/01/2046	$645,695
371,482	Federal Home Loan Mortgage Corp., 4.500%, 3/01/2048	354,318
15,672,649	Federal Home Loan Mortgage Corp., 4.500%, 8/01/2052	14,795,215
3,546,845	Federal Home Loan Mortgage Corp., 4.500%, 8/01/2052	3,357,246
2,609,525	Federal Home Loan Mortgage Corp., 4.500%, 8/01/2052	2,463,580
1,149,851	Federal Home Loan Mortgage Corp., 5.000%, 7/01/2048	1,132,032
1,087,449	Federal Home Loan Mortgage Corp., 5.000%, 8/01/2048	1,073,349
709,337	Federal Home Loan Mortgage Corp., 5.000%, 9/01/2048	698,374
2,319,512	Federal Home Loan Mortgage Corp., 5.000%, 10/01/2048	2,285,000
6,093,870	Federal Home Loan Mortgage Corp., 5.000%, 12/01/2048	6,007,021
10,577,887	Federal Home Loan Mortgage Corp., 5.000%, 12/01/2053	10,224,835
1,474,377	Federal Home Loan Mortgage Corp., 5.500%, 5/01/2053	1,467,534
1,280,027	Federal Home Loan Mortgage Corp., 5.500%, 5/01/2053	1,280,181
1,106,688	Federal Home Loan Mortgage Corp., 5.500%, 5/01/2053	1,101,205
3,645,668	Federal Home Loan Mortgage Corp., 5.500%, 6/01/2053	3,655,179
1,677,013	Federal Home Loan Mortgage Corp., 5.500%, 6/01/2053	1,685,261
16,133,330	Federal Home Loan Mortgage Corp., 5.500%, 7/01/2053	15,937,385
1,110,382	Federal Home Loan Mortgage Corp., 5.500%, 7/01/2053	1,113,279
960,892	Federal Home Loan Mortgage Corp., 5.500%, 7/01/2053	965,619
581,292	Federal Home Loan Mortgage Corp., 5.500%, 7/01/2053	586,388
3,295	Federal Home Loan Mortgage Corp., 6.000%, 6/01/2035	3,362
3,765,733	Federal Home Loan Mortgage Corp., 6.000%, 5/01/2053	3,881,521
3,084,800	Federal Home Loan Mortgage Corp., 6.000%, 5/01/2053	3,153,649
3,022,549	Federal Home Loan Mortgage Corp., 6.000%, 5/01/2053	3,115,485
1,711,294	Federal Home Loan Mortgage Corp., 6.000%, 5/01/2053	1,744,991
1,678,564	Federal Home Loan Mortgage Corp., 6.000%, 5/01/2053	1,730,172
1,085,724	Federal Home Loan Mortgage Corp., 6.000%, 5/01/2053	1,109,006
1,070,170	Federal Home Loan Mortgage Corp., 6.000%, 5/01/2053	1,085,664
870,330	Federal Home Loan Mortgage Corp., 6.000%, 5/01/2053	878,598
4,893,560	Federal Home Loan Mortgage Corp., 6.000%, 7/01/2053	4,926,736
1,057,146	Federal Home Loan Mortgage Corp., 6.000%, 7/01/2053	1,088,184
Principal Amount (‡)	Description	Value (†)

	Mortgage Related — continued
$971,650	Federal Home Loan Mortgage Corp., 6.000%, 7/01/2053	$996,766
796,708	Federal Home Loan Mortgage Corp., 6.000%, 7/01/2053	809,789
4,989,152	Federal Home Loan Mortgage Corp., 6.000%, 8/01/2053	5,142,557
1,096,466	Federal Home Loan Mortgage Corp., 6.000%, 3/01/2054	1,109,313
5,324,307	Federal Home Loan Mortgage Corp., 6.000%, 4/01/2054	5,386,687
1,478,998	Federal Home Loan Mortgage Corp., 6.000%, 4/01/2054	1,500,859
1,200,882	Federal Home Loan Mortgage Corp., 6.500%, 4/01/2053	1,233,997
701,176	Federal Home Loan Mortgage Corp., 6.500%, 7/01/2053	715,116
451,486	Federal Home Loan Mortgage Corp., 6.500%, 7/01/2053	464,038
384,303	Federal Home Loan Mortgage Corp., 6.500%, 7/01/2053	401,250
14,384,445	Federal Home Loan Mortgage Corp., 6.500%, 8/01/2053	14,672,381
5,862,486	Federal Home Loan Mortgage Corp., 6.500%, 8/01/2053	6,153,447
4,244,732	Federal Home Loan Mortgage Corp., 6.500%, 8/01/2053	4,440,306
4,848,227	Federal Home Loan Mortgage Corp., 6.500%, 9/01/2053	4,977,426
1,868,440	Federal Home Loan Mortgage Corp., 6.500%, 12/01/2053	1,946,215
8,482,909	Federal Home Loan Mortgage Corp., 6.500%, 1/01/2054	8,708,970
1,142,084	Federal Home Loan Mortgage Corp., 6.500%, 1/01/2054	1,174,524
8,812,470	Federal Home Loan Mortgage Corp., 6.500%, 2/01/2054	9,047,320
1,210,383	Federal Home Loan Mortgage Corp., 6.500%, 2/01/2054	1,242,934
1,886,068	Federal Home Loan Mortgage Corp., 6.500%, 4/01/2054	1,939,633
15,137,727	Federal Home Loan Mortgage Corp., 6.500%, 5/01/2054	15,548,248
5,573,108	Federal Home Loan Mortgage Corp., 6.500%, 5/01/2054	5,724,244
5,161,435	Federal Home Loan Mortgage Corp., 6.500%, 5/01/2054	5,301,407
9,206,502	Federal Home Loan Mortgage Corp., 6.500%, 6/01/2054	9,456,174
979,302	Federal Home Loan Mortgage Corp., 7.000%, 9/01/2053	1,033,315
8,243,427	Federal Home Loan Mortgage Corp., 7.000%, 12/01/2053	8,558,249
9,156,486	Federal Home Loan Mortgage Corp., 7.000%, 1/01/2054	9,506,190
1,581,010	Federal Home Loan Mortgage Corp., 7.000%, 2/01/2054	1,645,555
490,177	Federal Home Loan Mortgage Corp., 7.000%, 2/01/2054	509,000
378,314	Federal Home Loan Mortgage Corp., 7.000%, 2/01/2054	393,233
3,241,297	Federal Home Loan Mortgage Corp., 7.000%, 4/01/2054	3,365,093

Principal Amount (‡)	Description	Value (†)

	Mortgage Related — continued
$1,745,791	Federal Home Loan Mortgage Corp., 7.000%, 6/01/2054	$1,812,470
6,949,699	Federal Home Loan Mortgage Corp., 7.500%, 1/01/2054	7,275,102
246,747	Federal Home Loan Mortgage Corp., 8.000%, 2/01/2054	257,615
8,761,216	Federal National Mortgage Association, 1.500%, 12/01/2050	6,571,556
2,995,927	Federal National Mortgage Association, 1.500%, 3/01/2051	2,239,386
4,621,865	Federal National Mortgage Association, 1.500%, 9/01/2051	3,464,413
7,151,368	Federal National Mortgage Association, 1.500%, 10/01/2051	5,340,674
52,541,196	Federal National Mortgage Association, 2.000%, 5/01/2037	46,161,650
1,402,500	Federal National Mortgage Association, 2.000%, 10/01/2050	1,080,217
11,459,725	Federal National Mortgage Association, 2.000%, 11/01/2050	8,974,402
4,972,870	Federal National Mortgage Association, 2.000%, 11/01/2050	3,891,203
4,721,015	Federal National Mortgage Association, 2.000%, 11/01/2050	3,636,117
2,694,664	Federal National Mortgage Association, 2.000%, 11/01/2050	2,110,295
12,783,506	Federal National Mortgage Association, 2.000%, 12/01/2050	10,010,827
12,358,473	Federal National Mortgage Association, 2.000%, 12/01/2050	9,678,051
7,523,011	Federal National Mortgage Association, 2.000%, 12/01/2050	5,891,351
6,751,448	Federal National Mortgage Association, 2.000%, 12/01/2050	5,304,370
5,964,241	Federal National Mortgage Association, 2.000%, 12/01/2050	4,670,642
5,012,366	Federal National Mortgage Association, 2.000%, 12/01/2050	3,938,036
31,107,458	Federal National Mortgage Association, 2.000%, 1/01/2051	24,359,426
1,880,974	Federal National Mortgage Association, 2.000%, 2/01/2051	1,471,791
13,423,701	Federal National Mortgage Association, 2.000%, 3/01/2051	10,503,447
5,539,983	Federal National Mortgage Association, 2.000%, 4/01/2051	4,334,771
5,246,692	Federal National Mortgage Association, 2.000%, 4/01/2051	4,105,256
4,908,508	Federal National Mortgage Association, 2.000%, 4/01/2051	3,840,708
20,518,548	Federal National Mortgage Association, 2.000%, 11/01/2051	16,169,673
15,990,808	Federal National Mortgage Association, 2.000%, 11/01/2051	12,511,752
1,493,389	Federal National Mortgage Association, 2.000%, 11/01/2051	1,171,933
20,631,130	Federal National Mortgage Association, 2.000%, 12/01/2051	16,177,201
1,559,431	Federal National Mortgage Association, 2.000%, 1/01/2052	1,222,252
36,672,865	Federal National Mortgage Association, 2.000%, 2/01/2052	28,777,014
Principal Amount (‡)	Description	Value (†)

	Mortgage Related — continued
$26,362,295	Federal National Mortgage Association, 2.000%, 2/01/2052	$20,656,186
7,249,902	Federal National Mortgage Association, 2.000%, 2/01/2052	5,679,062
16,027,910	Federal National Mortgage Association, 2.000%, 3/01/2052	12,569,127
15,197,375	Federal National Mortgage Association, 2.000%, 3/01/2052	11,920,801
372,719	Federal National Mortgage Association, 2.500%, 4/01/2045	314,687
2,043,821	Federal National Mortgage Association, 2.500%, 5/01/2050	1,639,294
8,133,714	Federal National Mortgage Association, 2.500%, 7/01/2050	6,722,712
5,111,512	Federal National Mortgage Association, 2.500%, 7/01/2050	4,215,306
8,428,047	Federal National Mortgage Association, 2.500%, 8/01/2050	6,991,886
4,835,690	Federal National Mortgage Association, 2.500%, 8/01/2050	4,006,233
2,632,980	Federal National Mortgage Association, 2.500%, 8/01/2050	2,167,363
1,871,852	Federal National Mortgage Association, 2.500%, 10/01/2050	1,503,653
2,311,270	Federal National Mortgage Association, 2.500%, 11/01/2050	1,856,707
1,186,492	Federal National Mortgage Association, 2.500%, 11/01/2050	977,003
12,123,947	Federal National Mortgage Association, 2.500%, 5/01/2051	9,904,133
1,161,999	Federal National Mortgage Association, 2.500%, 9/01/2051	959,959
16,779,453	Federal National Mortgage Association, 2.500%, 5/01/2052	13,735,760
37,151,365	Federal National Mortgage Association, 2.500%, 12/01/2061	29,190,099
147,499,149	Federal National Mortgage Association, 2.500%, 3/01/2062	115,891,411
132,602,297	Federal National Mortgage Association, 2.500%, 3/01/2062	104,186,391
81,782,328	Federal National Mortgage Association, 2.500%, 3/01/2062	64,282,108
49,564,047	Federal National Mortgage Association, 2.500%, 3/01/2062	38,942,517
32,473,332	Federal National Mortgage Association, 2.500%, 3/01/2062	25,454,128
12,531,261	Federal National Mortgage Association, 2.500%, 3/01/2062	10,098,234
65,436,729	Federal National Mortgage Association, 2.500%, 4/01/2062	51,413,117
31,528,406	Federal National Mortgage Association, 2.500%, 5/01/2062	24,772,056
44,757,344	Federal National Mortgage Association, 2.500%, 6/01/2062	35,165,609
43,492,176	Federal National Mortgage Association, 2.500%, 12/01/2062	34,090,410
29,830,623	Federal National Mortgage Association, 2.500%, 9/01/2063	23,381,700
11,928,304	Federal National Mortgage Association, 2.500%, 9/01/2063	9,349,529
2,848,941	Federal National Mortgage Association, 3.000%, 3/01/2045	2,506,821

Principal Amount (‡)	Description	Value (†)

	Mortgage Related — continued
$1,916,279	Federal National Mortgage Association, 3.000%, 3/01/2045	$1,680,477
902,228	Federal National Mortgage Association, 3.000%, 6/01/2046	787,977
187,093	Federal National Mortgage Association, 3.000%, 6/01/2046	163,704
962,875	Federal National Mortgage Association, 3.000%, 7/01/2046	836,142
951,449	Federal National Mortgage Association, 3.000%, 8/01/2046	831,805
404,394	Federal National Mortgage Association, 3.000%, 8/01/2046	353,792
2,198,865	Federal National Mortgage Association, 3.000%, 9/01/2046	1,909,902
1,615,808	Federal National Mortgage Association, 3.000%, 11/01/2046	1,396,757
1,466,250	Federal National Mortgage Association, 3.000%, 11/01/2046	1,277,606
548,185	Federal National Mortgage Association, 3.000%, 11/01/2046	477,777
346,980	Federal National Mortgage Association, 3.000%, 11/01/2046	302,792
182,350	Federal National Mortgage Association, 3.000%, 11/01/2046	159,467
711,263	Federal National Mortgage Association, 3.000%, 1/01/2047	619,391
410,339	Federal National Mortgage Association, 3.000%, 1/01/2047	358,849
383,817	Federal National Mortgage Association, 3.000%, 3/01/2047	336,083
211,013	Federal National Mortgage Association, 3.000%, 11/01/2047	184,027
362,358	Federal National Mortgage Association, 3.000%, 4/01/2048	309,510
1,597,501	Federal National Mortgage Association, 3.000%, 6/01/2048	1,388,153
912,738	Federal National Mortgage Association, 3.000%, 7/01/2050	798,294
330,673	Federal National Mortgage Association, 3.000%, 11/01/2051	281,740
9,044,780	Federal National Mortgage Association, 3.000%, 2/01/2052	7,710,742
8,588,212	Federal National Mortgage Association, 3.000%, 10/01/2052	7,180,661
49,739,305	Federal National Mortgage Association, 3.000%, 9/01/2062	41,307,749
7,482,248	Federal National Mortgage Association, 3.000%, 3/01/2063	6,213,867
27,933,824	Federal National Mortgage Association, 3.000%, 6/01/2063	23,198,527
22,805,385	Federal National Mortgage Association, 3.000%, 6/01/2063	18,939,557
491,226	Federal National Mortgage Association, 3.500%, 1/01/2045	445,713
1,411,657	Federal National Mortgage Association, 3.500%, 2/01/2045	1,279,561
70,372	Federal National Mortgage Association, 3.500%, 4/01/2045	63,779
109,148	Federal National Mortgage Association, 3.500%, 7/01/2046	98,925
344,786	Federal National Mortgage Association, 3.500%, 8/01/2046	312,052
Principal Amount (‡)	Description	Value (†)

	Mortgage Related — continued
$463,583	Federal National Mortgage Association, 3.500%, 2/01/2047	$419,602
1,067,407	Federal National Mortgage Association, 3.500%, 6/01/2047	964,040
1,178,478	Federal National Mortgage Association, 3.500%, 9/01/2047	1,066,668
645,357	Federal National Mortgage Association, 3.500%, 11/01/2047	582,929
8,185,314	Federal National Mortgage Association, 3.500%, 11/01/2049	7,129,654
2,897,376	Federal National Mortgage Association, 3.500%, 2/01/2050	2,539,914
5,152,844	Federal National Mortgage Association, 3.500%, 5/01/2052	4,453,241
24,005,840	Federal National Mortgage Association, 3.500%, 6/01/2052	21,310,691
24,778,679	Federal National Mortgage Association, 3.500%, 6/01/2062	21,372,131
11,797,707	Federal National Mortgage Association, 3.500%, 9/01/2062	10,266,274
37,955,503	Federal National Mortgage Association, 3.500%, 12/01/2062	33,028,158
31,240,099	Federal National Mortgage Association, 3.500%, 12/01/2062	27,184,540
20,302,544	Federal National Mortgage Association, 3.500%, 6/01/2063	17,512,909
15,507,143	Federal National Mortgage Association, 3.500%, 9/01/2063	13,374,612
2,834,641	Federal National Mortgage Association, 4.000%, 9/01/2041	2,675,116
1,258,585	Federal National Mortgage Association, 4.000%, 8/01/2042	1,185,668
353,554	Federal National Mortgage Association, 4.000%, 11/01/2044	333,454
634,225	Federal National Mortgage Association, 4.000%, 2/01/2045	593,783
251,670	Federal National Mortgage Association, 4.000%, 7/01/2046	235,313
860,884	Federal National Mortgage Association, 4.000%, 8/01/2046	805,113
801,372	Federal National Mortgage Association, 4.000%, 4/01/2047	748,405
393,937	Federal National Mortgage Association, 4.000%, 4/01/2047	368,184
348,779	Federal National Mortgage Association, 4.000%, 4/01/2047	330,076
248,668	Federal National Mortgage Association, 4.000%, 4/01/2047	231,694
633,570	Federal National Mortgage Association, 4.000%, 6/01/2047	589,189
903,481	Federal National Mortgage Association, 4.000%, 11/01/2047	842,092
346,243	Federal National Mortgage Association, 4.000%, 12/01/2047	322,210
418,305	Federal National Mortgage Association, 4.000%, 3/01/2048	382,054
799,676	Federal National Mortgage Association, 4.000%, 6/01/2048	731,190
193,927	Federal National Mortgage Association, 4.000%, 2/01/2050	178,933
5,663,503	Federal National Mortgage Association, 4.000%, 5/01/2052	5,197,010

Principal Amount (‡)	Description	Value (†)

	Mortgage Related — continued
$7,348,517	Federal National Mortgage Association, 4.000%, 6/01/2052	$6,743,214
5,186,521	Federal National Mortgage Association, 4.000%, 7/01/2052	4,751,565
4,550,398	Federal National Mortgage Association, 4.000%, 8/01/2052	4,175,560
1,392,744	Federal National Mortgage Association, 4.000%, 11/01/2052	1,275,346
63,750	Federal National Mortgage Association, 4.500%, 8/01/2043	61,527
89,678	Federal National Mortgage Association, 4.500%, 3/01/2044	86,665
79,079	Federal National Mortgage Association, 4.500%, 5/01/2044	75,680
1,395,635	Federal National Mortgage Association, 4.500%, 1/01/2045	1,348,779
228,616	Federal National Mortgage Association, 4.500%, 1/01/2045	222,078
440,598	Federal National Mortgage Association, 4.500%, 7/01/2045	423,730
240,050	Federal National Mortgage Association, 4.500%, 8/01/2045	230,776
130,135	Federal National Mortgage Association, 4.500%, 8/01/2045	125,763
282,932	Federal National Mortgage Association, 4.500%, 10/01/2045	271,436
654,680	Federal National Mortgage Association, 4.500%, 11/01/2045	632,692
468,237	Federal National Mortgage Association, 4.500%, 3/01/2046	453,216
14,287	Federal National Mortgage Association, 4.500%, 7/01/2046	13,767
460,616	Federal National Mortgage Association, 4.500%, 9/01/2046	444,522
233,843	Federal National Mortgage Association, 4.500%, 2/01/2047	224,395
553,965	Federal National Mortgage Association, 4.500%, 5/01/2047	530,188
313,612	Federal National Mortgage Association, 4.500%, 7/01/2048	294,735
1,425,869	Federal National Mortgage Association, 4.500%, 8/01/2048	1,369,424
311,471	Federal National Mortgage Association, 4.500%, 10/01/2049	297,324
9,551,957	Federal National Mortgage Association, 4.500%, 3/01/2053	9,019,511
10,848,329	Federal National Mortgage Association, 4.500%, 4/01/2053	10,237,550
1,382,949	Federal National Mortgage Association, 5.000%, 7/01/2048	1,363,520
641,129	Federal National Mortgage Association, 5.000%, 8/01/2048	631,726
375,529	Federal National Mortgage Association, 5.000%, 9/01/2048	369,728
2,175,213	Federal National Mortgage Association, 5.000%, 1/01/2049	2,139,831
781,435	Federal National Mortgage Association, 5.000%, 3/01/2049	768,377
5,249,510	Federal National Mortgage Association, 5.000%, 5/01/2053	5,136,270
2,509,113	Federal National Mortgage Association, 5.500%, 4/01/2050	2,513,284
Principal Amount (‡)	Description	Value (†)

	Mortgage Related — continued
$2,835,472	Federal National Mortgage Association, 5.500%, 7/01/2053	$2,842,870
1,331,826	Federal National Mortgage Association, 5.500%, 7/01/2053	1,320,862
983,075	Federal National Mortgage Association, 5.500%, 7/01/2053	976,988
15,042	Federal National Mortgage Association, 6.000%, 8/01/2034	15,320
51,842	Federal National Mortgage Association, 6.000%, 1/01/2037	52,716
1,481,362	Federal National Mortgage Association, 6.000%, 5/01/2049	1,515,951
9,442,187	Federal National Mortgage Association, 6.000%, 5/01/2053	9,647,771
2,897,737	Federal National Mortgage Association, 6.000%, 5/01/2053	2,986,835
1,998,525	Federal National Mortgage Association, 6.000%, 5/01/2053	2,040,326
1,324,076	Federal National Mortgage Association, 6.000%, 5/01/2053	1,351,822
1,300,874	Federal National Mortgage Association, 6.000%, 5/01/2053	1,340,872
1,271,878	Federal National Mortgage Association, 6.000%, 6/01/2053	1,305,740
1,150,368	Federal National Mortgage Association, 6.000%, 6/01/2053	1,181,487
14,855,319	Federal National Mortgage Association, 6.000%, 7/01/2053	14,945,504
4,748,535	Federal National Mortgage Association, 6.000%, 7/01/2053	4,894,534
1,535,995	Federal National Mortgage Association, 6.000%, 7/01/2053	1,577,545
1,272,913	Federal National Mortgage Association, 6.000%, 7/01/2053	1,293,810
874,532	Federal National Mortgage Association, 6.000%, 7/01/2053	898,189
2,385,047	Federal National Mortgage Association, 6.000%, 8/01/2053	2,455,073
1,966,658	Federal National Mortgage Association, 6.000%, 8/01/2053	2,014,338
1,634,865	Federal National Mortgage Association, 6.000%, 8/01/2053	1,691,175
1,414	Federal National Mortgage Association, 6.500%, 1/01/2029	1,443
2,117	Federal National Mortgage Association, 6.500%, 5/01/2031	2,176
1,996,589	Federal National Mortgage Association, 6.500%, 6/01/2053	2,084,710
876,683	Federal National Mortgage Association, 6.500%, 6/01/2053	915,347
5,842,364	Federal National Mortgage Association, 6.500%, 7/01/2053	5,967,054
877,399	Federal National Mortgage Association, 6.500%, 7/01/2053	911,978
711,901	Federal National Mortgage Association, 6.500%, 7/01/2053	744,931
4,690,962	Federal National Mortgage Association, 6.500%, 8/01/2053	4,815,973
2,433,777	Federal National Mortgage Association, 6.500%, 8/01/2053	2,498,631
1,128,280	Federal National Mortgage Association, 6.500%, 8/01/2053	1,151,684

Principal Amount (‡)	Description	Value (†)

	Mortgage Related — continued
$2,070,028	Federal National Mortgage Association, 6.500%, 9/01/2053	$2,161,117
1,198,835	Federal National Mortgage Association, 6.500%, 1/01/2054	1,233,998
8,339	Federal National Mortgage Association, 7.000%, 10/01/2030	8,576
5,817	Federal National Mortgage Association, 7.000%, 10/01/2030	5,983
1,074,085	Federal National Mortgage Association, 7.000%, 10/01/2053	1,138,204
465,317	Federal National Mortgage Association, 7.000%, 10/01/2053	492,046
2,201,221	Federal National Mortgage Association, 7.000%, 11/01/2053	2,327,666
36,467,390	Federal National Mortgage Association, 7.000%, 2/01/2054	37,507,682
9,929,168	Federal National Mortgage Association, 7.000%, 3/01/2054	10,227,593
2,531,369	Federal National Mortgage Association, 7.000%, 3/01/2054	2,632,572
7	Federal National Mortgage Association, 7.500%, 12/01/2024	7
3,825	Federal National Mortgage Association, 7.500%, 7/01/2030	3,884
3,053	Federal National Mortgage Association, 7.500%, 2/01/2032	3,084
330,769	Federal National Mortgage Association, 8.000%, 1/01/2054	346,498
4,621	Government National Mortgage Association, 3.659%, 7/20/2063(c)	4,508
941	Government National Mortgage Association, 3.890%, 12/20/2062(c)	890
366,626	Government National Mortgage Association, 4.113%, 6/20/2064(c)	356,583
5,234,461	Government National Mortgage Association, 4.388%, 12/20/2066(c)	5,105,636
17,355	Government National Mortgage Association, 4.390%, 11/20/2062(c)	16,631
175,487	Government National Mortgage Association, 4.390%, 12/20/2063(c)	168,169
169,701	Government National Mortgage Association, 4.390%, 1/20/2064(c)	168,784
1,248,905	Government National Mortgage Association, 4.394%, 10/20/2066(c)	1,215,948
868,058	Government National Mortgage Association, 4.399%, 2/20/2066(c)	846,304
2,120,405	Government National Mortgage Association, 4.415%, 2/20/2066(c)	2,078,129
2,379	Government National Mortgage Association, 4.422%, 5/20/2063(c)	2,328
2,194,743	Government National Mortgage Association, 4.433%, 11/20/2066(c)	2,148,687
1,964,071	Government National Mortgage Association, 4.461%, 6/20/2066(c)	1,922,840
1,359,417	Government National Mortgage Association, 4.475%, 9/20/2066(c)	1,330,587
1,152,471	Government National Mortgage Association, 4.476%, 12/20/2064(c)	1,133,954
288,072	Government National Mortgage Association, 4.490%, 6/20/2064(c)	278,690
2,154,662	Government National Mortgage Association, 4.495%, 10/20/2064(c)	2,124,549
Principal Amount (‡)	Description	Value (†)

	Mortgage Related — continued
$2,017,309	Government National Mortgage Association, 4.566%, 2/20/2065(c)	$1,996,186
1,945,136	Government National Mortgage Association, 4.566%, 2/20/2065(c)	1,904,898
550,798	Government National Mortgage Association, 4.574%, 1/20/2065(c)	543,835
813,375	Government National Mortgage Association, 4.578%, 4/20/2066(c)	796,632
1,073,240	Government National Mortgage Association, 4.587%, 6/20/2066(c)	1,047,241
1,856,049	Government National Mortgage Association, 4.593%, 3/20/2066(c)	1,808,328
978,568	Government National Mortgage Association, 4.594%, 3/20/2065(c)	966,618
1,351,813	Government National Mortgage Association, 4.613%, 12/20/2064(c)	1,337,815
1,174	Government National Mortgage Association, 4.630%, 8/20/2061(c)	1,143
3,827,598	Government National Mortgage Association, 4.652%, 12/20/2066(c)	3,740,269
2,775	Government National Mortgage Association, 4.657%, 5/20/2063(c)	2,730
43,513	Government National Mortgage Association, 4.700%, 4/20/2062(c)	41,985
3,931	Government National Mortgage Association, 4.700%, 6/20/2062(c)	3,735
860	Government National Mortgage Association, 4.700%, 1/20/2063(c)	823
1,451,919	Government National Mortgage Association, 4.700%, 1/20/2065(c)	1,427,829
787,532	Government National Mortgage Association, 4.700%, 6/20/2066(c)	771,242
675,460	Government National Mortgage Association, 4.736%, 1/20/2064(c)	667,571
69,445	Government National Mortgage Association, 5.500%, 4/15/2038	70,882
6,711	Government National Mortgage Association, 6.000%, 1/15/2029	6,759
3,986	Government National Mortgage Association, 6.000%, 4/15/2038	4,131
2,107	Government National Mortgage Association, 6.500%, 1/15/2029	2,163
2,172	Government National Mortgage Association, 6.500%, 2/15/2031	2,198
7,262	Government National Mortgage Association, 6.500%, 9/15/2032	7,470
1,363	Government National Mortgage Association, 6.500%, 9/15/2032	1,387
5,812	Government National Mortgage Association, 7.000%, 9/15/2025	5,800
319	Government National Mortgage Association, 7.500%, 10/15/2025	318
338	Government National Mortgage Association, 7.500%, 7/15/2030	346
51,320,000	Uniform Mortgage-Backed Security, TBA, 2.500%, 7/01/2054(d)	41,899,973
16,910,000	Uniform Mortgage-Backed Security, TBA, 3.000%, 7/01/2054(d)	14,382,748
		1,971,741,751
	Natural Gas — 0.0%
2,701,000	Boston Gas Co., 3.001%, 8/01/2029(a)	2,423,382

Principal Amount (‡)	Description	Value (†)

	Non-Agency Commercial Mortgage-Backed Securities — 1.7%
$22,085,000	AOA Mortgage Trust, Series 2021-1177, Class A, 1 mo. USD SOFR + 0.989%, 6.318%, 10/15/2038(a)(c)	$20,729,977
1,531,640	Bank, Series 2019-BN16, Class A4, 4.005%, 2/15/2052	1,440,841
3,409,380	Bank, Series 2019-BN20, Class A3, 3.011%, 9/15/2062	2,987,430
12,696,152	Bank, Series 2019-BN22, Class A4, 2.978%, 11/15/2062	11,273,256
6,138,240	Bank, Series 2019-BN24, Class A3, 2.960%, 11/15/2062	5,430,341
7,135,000	BPR Trust, Series 2021-NRD, Class A, 1 mo. USD SOFR + 1.525%, 6.854%, 12/15/2038(a)(c)	6,969,750
14,179,842	Citigroup Commercial Mortgage Trust, Series 2019-C7, Class A4, 3.102%, 12/15/2072	12,780,561
7,070,071	Citigroup Commercial Mortgage Trust, Series 2019-GC43, Class A4, 3.038%, 11/10/2052	6,191,135
8,877,514	Citigroup Commercial Mortgage Trust, Series 2020-GC46, Class A5, 2.717%, 2/15/2053	7,762,374
680,495	Commercial Mortgage Trust, Series 2010-C1, Class D, 5.985%, 7/10/2046(a)(c)	627,893
2,112,208	Credit Suisse Mortgage Trust, Series 2014-USA, Class A1, 3.304%, 9/15/2037(a)	1,882,563
11,367,000	Credit Suisse Mortgage Trust, Series 2014-USA, Class A2, 3.953%, 9/15/2037(a)	10,108,037
8,025,000	DC Commercial Mortgage Trust, Series 2023-DC, Class A, 6.314%, 9/12/2040(a)	8,227,127
7,348,596	Extended Stay America Trust, Series 2021-ESH, Class A, 1 mo. USD SOFR + 1.194%, 6.524%, 7/15/2038(a)(c)	7,321,039
1,348,075	Extended Stay America Trust, Series 2021-ESH, Class D, 1 mo. USD SOFR + 2.364%, 7.694%, 7/15/2038(a)(c)	1,347,234
5,627,003	GS Mortgage Securities Trust, Series 2011-GC5, Class C, 5.296%, 8/10/2044(a)(c)	4,332,957
6,596,065	GS Mortgage Securities Trust, Series 2020-GC45, Class A5, 2.911%, 2/13/2053	5,812,881
8,330,022	Med Trust, Series 2021-MDLN, Class A, 1 mo. USD SOFR + 1.064%, 6.394%, 11/15/2038(a)(c)	8,311,810
4,982,141	WFRBS Commercial Mortgage Trust, Series 2011-C4, Class D, 5.144%, 6/15/2044(a)(c)	4,331,972
1,686,577	WFRBS Commercial Mortgage Trust, Series 2014-C20, Class AS, 4.176%, 5/15/2047	1,624,158
		129,493,336
	Other REITs — 0.1%
4,740,000	EPR Properties, 3.600%, 11/15/2031	3,951,639
	Paper — 0.2%
12,175,000	Klabin Austria GmbH, 7.000%, 4/03/2049(a)	12,349,005
	Pharmaceuticals — 0.4%
13,195,000	Amgen, Inc., 5.750%, 3/02/2063	12,920,971
11,234,000	Teva Pharmaceutical Finance Netherlands III BV, 3.150%, 10/01/2026	10,543,529
7,588,000	Teva Pharmaceutical Finance Netherlands III BV, 7.125%, 1/31/2025	7,606,363
1,903,000	Viatris, Inc., 4.000%, 6/22/2050	1,280,677
		32,351,540
Principal Amount (‡)	Description	Value (†)

	Property & Casualty Insurance — 0.3%
$18,345,000	Ardonagh Finco Ltd., 7.750%, 2/15/2031(a)	$18,135,214
7,315,000	Liberty Mutual Group, Inc., 3.950%, 5/15/2060(a)	5,003,599
		23,138,813
	Refining — 0.4%
7,720,000	Raizen Fuels Finance SA, 6.450%, 3/05/2034(a)	7,836,881
4,475,000	Raizen Fuels Finance SA, 6.950%, 3/05/2054(a)	4,526,149
2,000,000	Thaioil Treasury Center Co. Ltd., 3.750%, 6/18/2050(a)	1,391,986
16,697,000	Thaioil Treasury Center Co. Ltd., 4.875%, 1/23/2043(a)	14,435,725
		28,190,741
	Retailers — 0.4%
4,081,000	Alibaba Group Holding Ltd., 3.250%, 2/09/2061	2,480,554
12,855,000	Dick's Sporting Goods, Inc., 4.100%, 1/15/2052	9,066,713
9,485,000	Falabella SA, 3.375%, 1/15/2032(a)	7,684,070
7,582,000	Lithia Motors, Inc., 4.375%, 1/15/2031(a)	6,749,803
5,082,000	MercadoLibre, Inc., 3.125%, 1/14/2031	4,305,370
		30,286,510
	Sovereigns — 0.5%
3,760,000	Colombia Government International Bonds, 8.000%, 11/14/2035	3,865,515
2,090,000	Dominican Republic International Bonds, 6.600%, 6/01/2036(a)	2,078,953
5,745,000	Dominican Republic International Bonds, 7.050%, 2/03/2031(a)	5,902,988
4,185,000	Panama Government International Bonds, 6.853%, 3/28/2054	3,826,028
10,170,000	Panama Government International Bonds, 8.000%, 3/01/2038	10,709,365
15,320,000	Republic of South Africa Government International Bonds, 7.300%, 4/20/2052	13,828,904
		40,211,753
	Technology — 1.4%
4,515,000	Baidu, Inc., 3.075%, 4/07/2025	4,431,563
6,835,000	Broadcom, Inc., 3.137%, 11/15/2035(a)	5,473,383
12,854,000	Corning, Inc., 5.450%, 11/15/2079	11,824,381
2,133,000	Equifax, Inc., 2.600%, 12/15/2025	2,043,169
4,324,000	Equifax, Inc., 7.000%, 7/01/2037	4,803,333
15,961,000	Hewlett Packard Enterprise Co., 6.200%, 10/15/2035	16,802,526
13,664,000	Iron Mountain, Inc., 4.500%, 2/15/2031(a)	12,334,174
5,460,000	Jabil, Inc., 3.000%, 1/15/2031	4,643,934
3,200,000	Jabil, Inc., 5.450%, 2/01/2029	3,199,732
15,111,000	Oracle Corp., 4.100%, 3/25/2061	10,823,113
3,513,000	Sabre Global, Inc., 8.625%, 6/01/2027(a)	3,236,406
39,000	Science Applications International Corp., 4.875%, 4/01/2028(a)	37,219
4,204,000	Sensata Technologies, Inc., 3.750%, 2/15/2031(a)	3,664,201
3,750,000	TD SYNNEX Corp., 6.100%, 4/12/2034	3,760,431
14,563,000	Tencent Holdings Ltd., 3.290%, 6/03/2060(a)	8,988,959
14,257,000	Ziff Davis, Inc., 4.625%, 10/15/2030(a)	12,890,404
		108,956,928
	Tobacco — 0.3%
26,019,000	BAT Capital Corp., 2.789%, 9/06/2024	25,852,278
	Treasuries — 31.8%
601,098(e )	Brazil Notas do Tesouro Nacional, Series F, 10.000%, 1/01/2033, (BRL)	95,238,110
2,877,107(f )	Mexico Bonos, Series M, 5.750%, 3/05/2026, (MXN)	14,533,833

Principal Amount (‡)	Description	Value (†)

	Treasuries — continued
13,863,849(f )	Mexico Bonos, Series M 20, 8.500%, 5/31/2029, (MXN)	$71,444,858
154,795,000	U.S. Treasury Bonds, 1.750%, 8/15/2041	102,285,634
241,735,000	U.S. Treasury Bonds, 2.000%, 11/15/2041	166,070,057
71,990,000	U.S. Treasury Bonds, 2.375%, 2/15/2042	52,406,470
61,320,000	U.S. Treasury Bonds, 3.000%, 11/15/2044	47,889,483
46,925,000	U.S. Treasury Bonds, 3.250%, 5/15/2042	39,021,070
86,885,000	U.S. Treasury Bonds, 3.375%, 8/15/2042	73,383,886
33,895,000	U.S. Treasury Bonds, 3.625%, 2/15/2053	28,834,582
15,860,000	U.S. Treasury Bonds, 3.875%, 2/15/2043	14,335,953
72,190,000	U.S. Treasury Bonds, 3.875%, 5/15/2043	65,134,555
172,935,000	U.S. Treasury Bonds, 4.125%, 8/15/2053	161,038,964
36,550,000	U.S. Treasury Bonds, 4.250%, 2/15/2054	34,802,453
35,955,000	U.S. Treasury Bonds, 4.500%, 2/15/2044	35,269,608
2,640,000	U.S. Treasury Bonds, 4.625%, 5/15/2044	2,635,050
31,560,000	U.S. Treasury Bonds, 4.625%, 5/15/2054	31,998,881
15,520,000	U.S. Treasury Bonds, 4.750%, 11/15/2043	15,726,125
15,485,000	U.S. Treasury Notes, 2.750%, 7/31/2027	14,703,491
45,850,000	U.S. Treasury Notes, 2.750%, 8/15/2032	40,801,127
1,135,000	U.S. Treasury Notes, 2.875%, 5/15/2032	1,022,608
99,910,000	U.S. Treasury Notes, 3.125%, 8/31/2029	94,227,619
160,115,000	U.S. Treasury Notes, 3.375%, 5/15/2033	148,387,827
41,465,000	U.S. Treasury Notes, 3.500%, 1/31/2028	40,157,881
25,800,000	U.S. Treasury Notes, 3.500%, 4/30/2028	24,955,453
21,635,000	U.S. Treasury Notes, 3.500%, 1/31/2030	20,718,893
127,735,000	U.S. Treasury Notes, 3.500%, 2/15/2033	119,721,624
31,760,000	U.S. Treasury Notes, 3.625%, 3/31/2028	30,866,750
12,305,000	U.S. Treasury Notes, 3.625%, 3/31/2030	11,847,408
9,895,000	U.S. Treasury Notes, 3.750%, 12/31/2028	9,642,214
3,655,000	U.S. Treasury Notes, 3.750%, 6/30/2030	3,537,926
14,275,000	U.S. Treasury Notes, 3.875%, 11/30/2027	14,003,440
33,275,000	U.S. Treasury Notes, 3.875%, 12/31/2027	32,636,796
30,770,000	U.S. Treasury Notes, 3.875%, 11/30/2029	30,053,636
32,370,000	U.S. Treasury Notes, 3.875%, 8/15/2033	31,140,952
208,075,000	U.S. Treasury Notes, 4.000%, 2/15/2034	201,962,797
10,050,000	U.S. Treasury Notes, 4.125%, 9/30/2027	9,936,152
19,250,000	U.S. Treasury Notes, 4.125%, 10/31/2027	19,034,189
13,580,000	U.S. Treasury Notes, 4.125%, 3/31/2029	13,441,548
31,610,000	U.S. Treasury Notes, 4.125%, 3/31/2031	31,193,884
109,640,000	U.S. Treasury Notes, 4.125%, 11/15/2032	107,794,107
102,040,000	U.S. Treasury Notes, 4.250%, 6/30/2029	101,617,491
1,580,000	U.S. Treasury Notes, 4.250%, 6/30/2031	1,571,112
18,325,000	U.S. Treasury Notes, 4.375%, 5/15/2034	18,330,727
7,410,000	U.S. Treasury Notes, 4.500%, 5/31/2029	7,460,365
44,835,000	U.S. Treasury Notes, 4.500%, 11/15/2033	45,248,323
9,705,000	U.S. Treasury Notes, 4.625%, 4/30/2029	9,816,456
22,265,000	U.S. Treasury Notes, 4.875%, 4/30/2026	22,298,050
4,273,057,000	Uruguay Government International Bonds, 8.250%, 5/21/2031, (UYU)	100,398,694
213,447,000	Uruguay Government International Bonds, 8.500%, 3/15/2028, (UYU)(a)	5,250,055
93,095,000	Uruguay Government International Bonds, 8.500%, 3/15/2028, (UYU)	2,289,814
846,025,000	Uruguay Government International Bonds, 9.750%, 7/20/2033, (UYU)	21,389,665
		2,439,508,646
	Wireless — 0.7%
17,567,000	Bharti Airtel Ltd., 4.375%, 6/10/2025(a)	17,379,685
983,000	Crown Castle, Inc., 4.150%, 7/01/2050	764,784
3,360,000	Empresa Nacional de Telecomunicaciones SA, 3.050%, 9/14/2032(a)	2,711,347
Principal Amount (‡)	Description	Value (†)

	Wireless — continued
$5,452,000	Millicom International Cellular SA, 4.500%, 4/27/2031(a)	$4,691,095
14,210,000	SBA Communications Corp., 3.125%, 2/01/2029	12,668,890
17,530,000	Sitios Latinoamerica SAB de CV, 5.375%, 4/04/2032(a)	16,232,780
		54,448,581
	Wirelines — 0.3%
7,956,000	AT&T, Inc., 3.500%, 9/15/2053	5,400,834
2,905,000	AT&T, Inc., 3.550%, 9/15/2055	1,958,523
1,863,000	AT&T, Inc., 3.650%, 6/01/2051	1,315,900
13,026,000	AT&T, Inc., 3.650%, 9/15/2059	8,735,521
7,539,000	AT&T, Inc., 3.800%, 12/01/2057	5,267,016
		22,677,794
	Total Non-Convertible Bonds (Identified Cost $7,385,070,902)	6,813,005,094

Municipals — 0.1%
	Virginia — 0.1%
12,785,000	University of Virginia, 3.227%, 9/01/2119 (Identified Cost $12,785,000)	7,715,907
	Total Bonds and Notes (Identified Cost $7,397,855,902)	6,820,721,001

Collateralized Loan Obligations — 4.8%
2,390,000	37 Capital CLO 1 Ltd., Series 2021-1A, Class D, 3 mo. USD SOFR + 3.782%, 9.110%, 10/15/2034(a)(c)	2,391,663
2,135,000	37 Capital CLO 4 Ltd., Series 2023-2A, Class B, 3 mo. USD SOFR + 2.750%, 8.117%, 1/15/2034(a)(c)	2,146,437
1,000,000	37 Capital CLO II Ltd., Series 2022-1A, Class C1, 3 mo. USD SOFR + 3.350%, 8.679%, 7/15/2034(a)(c)	1,001,056
1,815,000	720 East CLO IV Ltd., Series 2024-1A, Class C, 3 mo. USD SOFR + 2.400%, 7.695%, 4/15/2037(a)(c)	1,817,951
6,520,000	AGL CLO 30 Ltd., Series 2024-30A, Class B, 3 mo. USD SOFR + 2.050%, 7.379%, 4/21/2037(a)(c)	6,545,897
1,000,000	AIMCO CLO 14 Ltd., Series 2021-14A, Class B, 3 mo. USD SOFR + 1.612%, 6.936%, 4/20/2034(a)(c)	1,001,033
1,575,000	Allegro CLO XII Ltd., Series 2020-1A, Class B, 3 mo. USD SOFR + 1.962%, 7.286%, 1/21/2032(a)(c)	1,577,929
4,275,000	AMMC CLO 26 Ltd., Series 2023-26A, Class D, 3 mo. USD SOFR + 5.750%, 11.079%, 4/15/2036(a)(c)	4,387,745
5,120,000	Anchorage Capital CLO 13 LLC, Series 2019-13A, Class B1R, 3 mo. USD SOFR + 2.062%, 7.390%, 4/15/2034(a)(c)	5,121,736
750,000	Anchorage Capital CLO 19 Ltd., Series 2021-19A, Class B1, 3 mo. USD SOFR + 2.112%, 7.440%, 10/15/2034(a)(c)	753,708
940,000	Anchorage Capital CLO 28 Ltd., Series 2024-28A, Class B, 3 mo. USD SOFR + 2.250%, 7.535%, 4/20/2037(a)(c)	945,111
4,125,000	Anchorage Capital CLO 29 Ltd., Series 2024-29A, Class B1, 3 mo. USD SOFR + 2.150%, 7.471%, 7/20/2037(a)(c)	4,161,300

Principal Amount (‡)	Description	Value (†)

$3,920,000	Atlas Senior Loan Fund Ltd., Series 2017-8A, Class B, 3 mo. USD SOFR + 1.932%, 7.259%, 1/16/2030(a)(c)	$3,925,692
745,000	Atrium IX, Series 9A, Class BR2, 3 mo. USD SOFR + 1.762%, 7.098%, 5/28/2030(a)(c)	745,170
1,405,000	Atrium XIII, Series 13A, Class B, 3 mo. USD SOFR + 1.762%, 7.088%, 11/21/2030(a)(c)	1,405,340
1,650,000	Atrium XV, Series 15A, Class B1R, 3 mo. USD SOFR + 1.800%, 7.338%, 7/16/2037(a)(c)	1,650,000
2,000,000	Atrium XV, Series 15A, Class D1R, 3 mo. USD SOFR + 3.300%, 7.788%, 7/16/2037(a)(c)	2,000,000
1,650,000	Atrium XV, Series 15A, Class B, 3 mo. USD SOFR + 2.012%, 7.338%, 1/23/2031(a)(c)	1,650,000
2,000,000	Atrium XV, Series 15A, Class D, 3 mo. USD SOFR + 3.262%, 8.588%, 1/23/2031(a)(c)	2,001,828
5,775,000	Bain Capital CLO Ltd., Series 2024-1A, Class B, 3 mo. USD SOFR + 2.000%, 7.325%, 4/16/2037(a)(c)	5,805,030
1,165,000	Bain Capital Credit CLO Ltd., Series 2019-1A, Class CR, 3 mo. USD SOFR + 2.412%, 7.738%, 4/19/2034(a)(c)	1,169,760
1,750,000	Bain Capital Credit CLO Ltd., Series 2021-7A, Class D, 3 mo. USD SOFR + 3.512%, 8.836%, 1/22/2035(a)(c)	1,751,223
565,000	Bain Capital Credit CLO Ltd., Series 2023-1A, Class B, 3 mo. USD SOFR + 2.250%, 7.578%, 4/16/2036(a)(c)	568,327
2,250,000	Bain Capital Credit CLO Ltd., Series 2023-1A, Class D, 3 mo. USD SOFR + 4.900%, 10.228%, 4/16/2036(a)(c)	2,286,088
4,165,000	Balboa Bay Loan Funding Ltd., Series 2021-1A, Class A, 3 mo. USD SOFR + 1.462%, 6.786%, 7/20/2034(a)(c)	4,172,907
6,000,000	Balboa Bay Loan Funding Ltd., Series 2023-1A, Class BR, 3 mo. USD SOFR + 2.050%, 7.375%, 4/20/2036(a)(c)	6,015,072
1,400,000	Ballyrock CLO Ltd., Series 2019-1A, Class A2R, 3 mo. USD SOFR + 1.812%, 7.140%, 7/15/2032(a)(c)	1,400,815
4,140,000	Barings CLO Ltd., Series 2018-2A, Class A2, 3 mo. USD SOFR + 1.812%, 7.140%, 4/15/2030(a)(c)	4,141,420
1,065,000	Battalion CLO VIII Ltd., Series 2015-8A, Class BR2, 3 mo. USD SOFR + 2.262%, 7.589%, 7/18/2030(a)(c)	1,066,928
5,000,000	Battalion CLO X Ltd., Series 2016-10A, Class A1R2, 3 mo. USD SOFR + 1.432%, 6.755%, 1/25/2035(a)(c)	5,001,505
400,000	Battalion CLO XIX Ltd., Series 2021-19A, Class D, 3 mo. USD SOFR + 3.512%, 8.840%, 4/15/2034(a)(c)	387,024
1,675,000	Betony CLO 2 Ltd., Series 2018-1A, Class A2, 3 mo. USD SOFR + 1.862%, 7.191%, 4/30/2031(a)(c)	1,675,678
1,865,000	BlueMountain CLO XXIX Ltd., Series 2020-29A, Class BR, 3 mo. USD SOFR + 2.012%, 7.335%, 7/25/2034(a)(c)	1,865,545
6,805,000	Bryant Park Funding Ltd., Series 2024-22A, Class A1, 3 mo. USD SOFR + 1.620%, 6.933%, 4/15/2037(a)(c)	6,841,441
500,000	Canyon CLO Ltd., Series 2018-1A, Class B, 3 mo. USD SOFR + 1.962%, 7.290%, 7/15/2031(a)(c)	500,290
Principal Amount (‡)	Description	Value (†)

$1,990,000	Canyon CLO Ltd., Series 2021-4A, Class B, 3 mo. USD SOFR + 1.962%, 7.290%, 10/15/2034(a)(c)	$1,997,486
545,000	Carlyle Global Market Strategies CLO Ltd., Series 2015-5A, Class A2R3, 3 mo. USD SOFR + 1.650%, 6.975%, 1/20/2032(a)(c)	545,000
3,515,000	CarVal CLO III Ltd., Series 2019-2A, Class DR, 3 mo. USD SOFR + 3.212%, 8.536%, 7/20/2032(a)(c)	3,522,649
4,965,000	Carval CLO X-C Ltd., Series 2024-2A, Class A, 3 mo. USD SOFR + 1.460%, 7.336%, 7/20/2037(a)(c)	4,965,000
525,000	Cayuga Park CLO Ltd., Series 2020-1A, Class B1R, 3 mo. USD SOFR + 1.912%, 7.229%, 7/17/2034(a)(c)	525,835
3,600,000	Cerberus Loan Funding XLVII LLC, Series 2024-3A, Class A, 3 mo. USD SOFR + 1.750%, 7.082%, 7/15/2036(a)(c)	3,601,825
6,970,000	CIFC Funding Ltd., Series 2017-1A, Class BRR, 3 mo. USD SOFR + 2.050%, 7.330%, 4/21/2037(a)(c)	6,997,552
325,000	CIFC Funding Ltd., Series 2018-1A, Class B, 3 mo. USD SOFR + 1.662%, 6.989%, 4/18/2031(a)(c)	325,363
2,935,000	CIFC Funding Ltd., Series 2020-1A, Class BR, 3 mo. USD SOFR + 1.912%, 7.240%, 7/15/2036(a)(c)	2,936,878
4,500,000	CIFC Funding Ltd., Series 2020-3A, Class DR, 3 mo. USD SOFR + 3.362%, 8.686%, 10/20/2034(a)(c)	4,513,032
7,190,000	CIFC Funding Ltd., Series 2021-7A, Class D, 3 mo. USD SOFR + 3.262%, 8.588%, 1/23/2035(a)(c)	7,205,667
7,105,000	CIFC Funding Ltd., Series 2024-3A, Class B, 3 mo. USD SOFR + 1.850%, 7.183%, 7/21/2037(a)(c)	7,111,799
4,210,000	Clover CLO LLC, Series 2018-1A, Class A1RR, 3 mo. USD SOFR + 1.530%, 6.854%, 4/20/2037(a)(c)	4,220,075
725,000	Clover CLO Ltd., Series 2019-1A, Class BR, 3 mo. USD SOFR + 1.850%, 7.177%, 4/18/2035(a)(c)	727,730
7,655,000	Crown City CLO III, Series 2021-1A, Class A1A, 3 mo. USD SOFR + 1.432%, 6.756%, 7/20/2034(a)(c)	7,655,811
7,000,000	Elmwood CLO 26 Ltd., Series 2024-1A, Class B, 3 mo. USD SOFR + 2.000%, 7.292%, 4/18/2037(a)(c)	7,044,947
2,945,000	Generate CLO 13 Ltd., Series 2023-13A, Class A1, 3 mo. USD SOFR + 1.800%, 7.125%, 1/20/2037(a)(c)	2,977,887
7,000,000	Generate CLO 7 Ltd., Series 7A, Class A1R, 3 mo. USD SOFR + 1.620%, 6.919%, 4/22/2037(a)(c)	7,012,999
500,000	Generate CLO 9 Ltd., Series 9A, Class A, 3 mo. USD SOFR + 1.462%, 6.786%, 10/20/2034(a)(c)	500,431
6,030,000	Golub Capital Partners CLO 72 B Ltd., Series 2024-72A, Class B, 3 mo. USD SOFR + 2.100%, 7.396%, 4/25/2037(a)(c)	6,050,713
1,518,000	Greywolf CLO VI Ltd., Series 2018-1A, Class A2, 3 mo. USD SOFR + 1.890%, 7.215%, 4/26/2031(a)(c)	1,519,518
1,750,000	HalseyPoint CLO 3 Ltd., Series 2020-3A, Class A1A, 3 mo. USD SOFR + 1.712%, 7.041%, 11/30/2032(a)(c)	1,750,714

Principal Amount (‡)	Description	Value (†)

$5,000,000	Invesco U.S. CLO Ltd., Series 2023-2A, Class D, 3 mo. USD SOFR + 4.950%, 10.275%, 4/21/2036(a)(c)	$5,086,250
1,610,000	KKR CLO 22 Ltd., Series 22A, Class B, 3 mo. USD SOFR + 1.862%, 7.186%, 7/20/2031(a)(c)	1,610,805
1,190,000	Long Point Park CLO Ltd., Series 2017-1A, Class A2, 3 mo. USD SOFR + 1.637%, 6.954%, 1/17/2030(a)(c)	1,190,217
3,000,000	Madison Park Funding LXVII Ltd., Series 2024-67A, Class B, 3 mo. USD SOFR + 2.050%, 7.340%, 4/25/2037(a)(c)	3,009,984
680,000	Madison Park Funding XXII Ltd., Series 2016-22A, Class BR, 3 mo. USD SOFR + 1.862%, 7.190%, 1/15/2033(a)(c)	680,090
475,000	Madison Park Funding XXXV Ltd., Series 2019-35A, Class CR, 3 mo. USD SOFR + 2.162%, 7.486%, 4/20/2032(a)(c)	475,971
835,000	Madison Park Funding XXXVIII Ltd., Series 2021-38A, Class B, 3 mo. USD SOFR + 1.912%, 7.229%, 7/17/2034(a)(c)	835,566
1,250,000	Magnetite XXI Ltd., Series 2019-21A, Class BR, 3 mo. USD SOFR + 1.612%, 6.936%, 4/20/2034(a)(c)	1,249,786
3,595,000	Milos CLO Ltd., Series 2017-1A, Class BR, 3 mo. USD SOFR + 1.812%, 7.136%, 10/20/2030(a)(c)	3,596,715
465,000	MP CLO VIII Ltd., Series 2015-2A, Class ARR, 3 mo. USD SOFR + 1.462%, 6.787%, 4/28/2034(a)(c)	466,340
3,990,000	Nassau Ltd., Series 2022-1A, Class CR, 3 mo. USD SOFR + 2.700%, 8.029%, 1/15/2031(a)(c)	3,992,346
1,345,000	Neuberger Berman CLO XIV Ltd., Series 2013-14A, Class BR2, 3 mo. USD SOFR + 1.762%, 7.087%, 1/28/2030(a)(c)	1,347,066
650,000	Neuberger Berman CLO XIV Ltd., Series 2013-14A, Class CR2, 3 mo. USD SOFR + 2.162%, 7.487%, 1/28/2030(a)(c)	649,786
5,000,000	Neuberger Berman Loan Advisers CLO 27 Ltd., Series 2018-27A, Class D1R, 3 mo. USD SOFR + 3.100%, 6.200%, 7/15/2038(a)(c)	5,000,000
3,410,000	Neuberger Berman Loan Advisers CLO 40 Ltd., Series 2021-40A, Class B, 3 mo. USD SOFR + 1.662%, 6.989%, 4/16/2033(a)(c)	3,410,000
2,745,000	NYACK Park CLO Ltd., Series 2021-1A, Class D, 3 mo. USD SOFR + 3.062%, 8.386%, 10/20/2034(a)(c)	2,748,739
3,230,000	Octagon Investment Partners 31 Ltd., Series 2017-1A, Class B1RR, 3 mo. USD SOFR + 1.500%, 6.825%, 7/20/2030(a)(c)	3,231,082
4,385,000	Octagon Investment Partners 32 Ltd., Series 2017-1A, Class CR, 3 mo. USD SOFR + 2.312%, 7.640%, 7/15/2029(a)(c)	4,386,991
7,000,000	Octagon Investment Partners 49 Ltd., Series 2020-5A, Class CR, 3 mo. USD SOFR + 2.400%, 7.691%, 4/15/2037(a)(c)	7,046,179
4,000,000	OHA Credit Funding 10 Ltd., Series 2021-10A, Class A, 3 mo. USD SOFR + 1.392%, 6.719%, 1/18/2036(a)(c)	4,005,836
1,000,000	OHA Credit Funding 16 Ltd., Series 2023-16A, Class B, 3 mo. USD SOFR + 2.250%, 7.575%, 10/20/2036(a)(c)	1,009,958
4,355,000	OHA Credit Funding 17 Ltd., Series 2024-17A, Class B1, 3 mo. USD SOFR + 1.900%, 7.213%, 4/20/2037(a)(c)	4,371,096
Principal Amount (‡)	Description	Value (†)

$1,750,000	OHA Credit Funding 3 Ltd., Series 2019-3A, Class BR, 3 mo. USD SOFR + 1.912%, 7.236%, 7/02/2035(a)(c)	$1,752,037
8,880,000	OHA Credit Funding 8 Ltd., Series 2021-8A, Class B1, 3 mo. USD SOFR + 1.762%, 7.089%, 1/18/2034(a)(c)	8,893,777
2,700,000	OHA Credit Partners XI Ltd., Series 2015-11A, Class B1R2, 3 mo. USD SOFR + 1.800%, 7.125%, 4/20/2037(a)(c)	2,704,568
4,375,000	OHA Credit Partners XII Ltd., Series 2015-12A, Class CR2, 3 mo. USD SOFR + 2.400%, 7.726%, 4/23/2037(a)(c)	4,413,758
6,005,000	OHA Credit Partners XV Ltd., Series 2017-15A, Class CR, 3 mo. USD SOFR + 2.350%, 7.676%, 4/20/2037(a)(c)	6,055,556
470,000	OZLM Funding IV Ltd., Series 2013-4A, Class A2R, 3 mo. USD SOFR + 1.962%, 7.286%, 10/22/2030(a)(c)	470,218
2,600,000	Palmer Square BDC CLO 1 Ltd., Series 1A, Class A, 3 mo. USD SOFR + 1.600%, 6.925%, 7/15/2037(a)(c)	2,599,511
2,485,000	Palmer Square BDC CLO 1 Ltd., Series 1A, Class B1, 3 mo. USD SOFR + 2.150%, 7.475%, 7/15/2037(a)(c)	2,511,749
260,000	Palmer Square CLO Ltd., Series 2015-2A, Class BR2, 3 mo. USD SOFR + 2.212%, 7.536%, 7/20/2030(a)(c)	260,089
250,000	Palmer Square CLO Ltd., Series 2019-1A, Class A2R, 3 mo. USD SOFR + 1.962%, 7.284%, 11/14/2034(a)(c)	250,597
4,445,000	Palmer Square CLO Ltd., Series 2024-1A, Class B, 3 mo. USD SOFR + 2.000%, 7.305%, 4/15/2037(a)(c)	4,473,052
2,365,000	Palmer Square CLO Ltd., Series 2024-2A, Class D1, 3 mo. USD SOFR + 2.950%, 7.605%, 7/20/2037(a)(c)	2,365,000
1,250,000	Palmer Square Loan Funding Ltd., Series 2021-1A, Class B, 3 mo. USD SOFR + 2.062%, 7.386%, 4/20/2029(a)(c)	1,251,514
3,500,000	Palmer Square Loan Funding Ltd., Series 2021-3A, Class A2, 3 mo. USD SOFR + 1.662%, 6.986%, 7/20/2029(a)(c)	3,502,999
1,500,000	Palmer Square Loan Funding Ltd., Series 2021-4A, Class A2, 3 mo. USD SOFR + 1.662%, 6.990%, 10/15/2029(a)(c)	1,501,650
1,000,000	Palmer Square Loan Funding Ltd., Series 2022-2A, Class A2, 3 mo. USD SOFR + 1.900%, 7.229%, 10/15/2030(a)(c)	1,002,002
1,585,000	Palmer Square Loan Funding Ltd., Series 2022-4A, Class A2, 3 mo. USD SOFR + 2.300%, 7.623%, 7/24/2031(a)(c)	1,586,056
3,510,000	Peebles Park CLO Ltd., Series 2024-1A, Class B1, 3 mo. USD SOFR + 2.000%, 7.304%, 4/21/2037(a)(c)	3,523,278
2,320,000	Point Au Roche Park CLO Ltd., Series 2021-1A, Class B1, 3 mo. USD SOFR + 1.862%, 7.186%, 7/20/2034(a)(c)	2,320,958
1,450,000	Post CLO Ltd., Series 2021-1A, Class A, 3 mo. USD SOFR + 1.462%, 6.790%, 10/15/2034(a)(c)	1,451,283
5,670,000	Post CLO Ltd., Series 2021-1A, Class B, 3 mo. USD SOFR + 2.012%, 7.340%, 10/15/2034(a)(c)	5,677,337
1,535,000	Post CLO Ltd., Series 2022-1A, Class B, 3 mo. USD SOFR + 1.900%, 7.225%, 4/20/2035(a)(c)	1,536,647
5,385,000	Post CLO Ltd., Series 2024-1A, Class B, 3 mo. USD SOFR + 2.100%, 7.372%, 4/20/2037(a)(c)	5,446,389

Principal Amount (‡)	Description	Value (†)

$3,730,000	PPM CLO 5 Ltd., Series 2021-5A, Class B, 3 mo. USD SOFR + 1.962%, 7.289%, 10/18/2034(a)(c)	$3,741,563
1,460,000	Recette CLO Ltd., Series 2015-1A, Class BRR, 3 mo. USD SOFR + 1.662%, 6.986%, 4/20/2034(a)(c)	1,459,969
2,555,000	Reese Park CLO Ltd., Series 2020-1A, Class BR, 3 mo. USD SOFR + 1.912%, 7.240%, 10/15/2034(a)(c)	2,556,709
1,495,000	Rockford Tower CLO Ltd., Series 2017-1A, Class BR2A, 3 mo. USD SOFR + 1.912%, 7.236%, 4/20/2034(a)(c)	1,494,084
2,765,000	Rockford Tower CLO Ltd., Series 2021-2A, Class B, 3 mo. USD SOFR + 2.012%, 7.336%, 7/20/2034(a)(c)	2,765,525
2,605,000	Rockland Park CLO Ltd., Series 2021-1A, Class B, 3 mo. USD SOFR + 1.912%, 7.236%, 4/20/2034(a)(c)	2,606,730
2,750,000	RR 26 Ltd., Series 2023-26A, Class A1, 3 mo. USD SOFR + 1.780%, 7.109%, 4/15/2038(a)(c)	2,757,344
7,045,000	RR 28 Ltd., Series 2024-28RA, Class A2R, 3 mo. USD SOFR + 2.050%, 7.341%, 4/15/2037(a)(c)	7,071,560
3,000,000	Signal Peak CLO 1 Ltd., Series 2014-1A, Class AR3, 3 mo. USD SOFR + 1.422%, 6.739%, 4/17/2034(a)(c)	3,004,068
1,000,000	Signal Peak CLO 12 Ltd., Series 2022-12A, Class B1, 3 mo. USD SOFR + 2.600%, 7.927%, 7/18/2034(a)(c)	1,001,300
7,000,000	Silver Point CLO 4 Ltd., Series 2024-4A, Class A1, 3 mo. USD SOFR + 1.630%, 6.887%, 4/15/2037(a)(c)	7,062,622
5,410,000	Sixth Street CLO XXIV Ltd., Series 2024-24A, Class A, 3 mo. USD SOFR + 1.520%, 6.815%, 4/23/2037(a)(c)	5,429,346
2,060,000	Sycamore Tree CLO Ltd., Series 2023-2A, Class CR, 3 mo. USD SOFR + 2.750%, 8.075%, 1/20/2037(a)(c)	2,074,960
3,500,000	TICP CLO V Ltd., Series 2016-5A, Class CR, 3 mo. USD SOFR + 2.462%, 7.779%, 7/17/2031(a)(c)	3,501,281
1,880,000	TICP CLO XII Ltd., Series 2018-12A, Class BR, 3 mo. USD SOFR + 1.912%, 7.240%, 7/15/2034(a)(c)	1,879,641
5,000,000	Trestles CLO IV Ltd., Series 2021-4A, Class A, 3 mo. USD SOFR + 1.432%, 6.756%, 7/21/2034(a)(c)	5,008,880
1,000,000	Trinitas CLO XVI Ltd., Series 2021-16A, Class A1, 3 mo. USD SOFR + 1.442%, 6.766%, 7/20/2034(a)(c)	1,001,161
500,000	Trinitas CLO XVIII Ltd., Series 2021-18A, Class A1, 3 mo. USD SOFR + 1.432%, 6.756%, 1/20/2035(a)(c)	500,116
1,000,000	Verde CLO Ltd., Series 2019-1A, Class AR, 3 mo. USD SOFR + 1.362%, 6.690%, 4/15/2032(a)(c)	1,001,690
Principal Amount (‡)	Description	Value (†)

$4,105,000	Wellfleet CLO Ltd., Series 2024-1A, Class B, 3 mo. USD SOFR + 2.050%, 7.372%, 7/18/2037(a)(c)	$4,108,986
3,250,000	Wellfleet CLO X Ltd., Series 2019-XA, Class BR, 3 mo. USD SOFR + 2.462%, 7.786%, 7/20/2032(a)(c)	3,210,015
2,280,000	Wellington Management CLO 1 Ltd., Series 2023-1A, Class C, 3 mo. USD SOFR + 3.100%, 8.425%, 10/20/2036(a)(c)	2,284,521
3,500,000	Wellington Management CLO 2 Ltd., Series 2024-2A, Class B, 3 mo. USD SOFR + 2.000%, 7.314%, 4/20/2037(a)(c)	3,504,840
250,000	Wind River CLO Ltd., Series 2021-3A, Class A, 3 mo. USD SOFR + 1.412%, 6.736%, 7/20/2033(a)(c)	250,137
	Total Collateralized Loan Obligations (Identified Cost $364,070,359)	367,815,436

Short-Term Investments — 7.5%
180,487,974	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 6/28/2024 at 3.500% to be repurchased at $180,540,617 on 7/01/2024 collateralized by $197,591,300 U.S. Treasury Note, 0.875% due 6/30/2026 valued at $184,097,741 including accrued interest(g)	180,487,974
14,610,000	Federal Home Loan Bank Discount Notes, 5.150%, 7/03/2024(h)	14,599,357
38,085,000	Federal Home Loan Bank Discount Notes, 5.200%-5.245%, 7/01/2024(h)(i)	38,068,354
87,700,000	Federal Home Loan Bank Discount Notes, 5.220%, 7/08/2024(h)	87,572,226
72,760,000	Federal Home Loan Bank Discount Notes, 5.220%, 7/15/2024(h)	72,579,787
38,625,000	U.S. Treasury Bills, 5.020%–5.175%, 7/18/2024(h)(i)(j)	38,529,060
26,360,000	U.S. Treasury Bills, 5.141%–5.158%, 7/11/2024(h)(i)(j)	26,321,546
64,035,000	U.S. Treasury Bills, 5.211%, 7/09/2024(h)	63,960,684
27,240,000	U.S. Treasury Bills, 5.224%, 7/05/2024(h)	27,224,039
29,340,000	U.S. Treasury Bills, 5.238%–5.242%, 8/01/2024(h)(i)	29,207,308
	Total Short-Term Investments (Identified Cost $578,649,123)	578,550,335
	Total Investments — 101.3% (Identified Cost $8,340,575,384)	7,767,086,772
	Other assets less liabilities — (1.3)%	(99,843,876)
	Net Assets — 100.0%	$7,667,242,896

(†)
Registered investment companies are required to value portfolio investments using an unadjusted, readily available market quotation. The Fund obtains readily available market quotations from independent pricing services. Fund investments for which readily available market quotations are not available are priced at fair value pursuant to the Fund's Valuation Procedures. The Board of Trustees has approved a valuation designee who is subject to the Board's oversight.
Unadjusted readily available market quotations that are utilized for exchange traded equity securities (including shares of closed-end investment companies and exchange-traded funds) include the last sale price quoted on the exchange where the security is traded most extensively. Futures contracts are valued at the closing settlement price on the exchange on which the valuation designee believes that, over time, they are traded most extensively. Shares of open-end investment companies are valued at net asset value ("NAV") per share.
Exchange traded equity securities for which there is no reported sale during the day are fair valued at the closing bid quotation as reported by an independent pricing service. Unlisted equity securities (except unlisted preferred equity securities) are fair valued at the last sale price quoted in the market where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. If there is no last sale price or closing bid quotation available, unlisted equity securities will be fair valued using evaluated bids furnished by an independent pricing service, if available.
Debt securities and unlisted preferred equity securities are fair valued based on evaluated bids furnished to the Fund by an independent pricing service or bid prices obtained from broker-dealers. Senior loans and collateralized loan obligations are fair valued at bid prices supplied by an independent pricing service, if available. Broker-dealer bid prices may be used to fair value debt, unlisted equities, senior loans and collateralized loan obligations where an independent pricing service is unable to price an investment or where an independent pricing service does not provide a reliable price for the investment.
The Fund may also fair value investments in other circumstances such as when extraordinary events occur after the close of a foreign market, but prior to the close of the New York Stock Exchange. This may include situations relating to a single issuer (such as a declaration of bankruptcy or a delisting of the issuer's security from the primary market on which it has traded) as well as events affecting the securities markets in general (such as market disruptions or closings and significant fluctuations in U.S. and/or foreign markets). When fair valuing a Fund's investments, the valuation designee may, among other things, use modeling tools or other processes that may take into account factors such as issuer specific information, or other related market activity and/or information that occurred after the close of the foreign market but before the time the Fund's NAV is calculated.
Fair valuation by the Fund's valuation designee may require subjective determinations about the value of the investment, and fair values used to determine a Fund's NAV may differ from quoted or published prices, or from prices that are used by others, for the same investments. In addition, the use of fair value pricing may not always result in adjustments to the prices of investments held by a Fund.
The books and records of the Fund are maintained in U.S. dollars. The values of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars, if any, are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period.

(‡)	Principal Amount stated in U.S. dollars unless otherwise noted.
(a)
All or a portion of these securities are exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2024, the value of Rule 144A holdings amounted to
$1,689,573,433 or 22.0% of net assets.

(b)	Level 3 security. Value has been determined using significant unobservable inputs.
(c)
Variable rate security. Rate as of June 30, 2024 is disclosed. Issuers comprised of various lots with differing coupon rates have been aggregated for the purpose of presentation in the Portfolio of Investments and show a weighted average rate. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. These securities may not indicate a reference rate and/or spread in their description.

(d)
When-issued/delayed delivery. The Fund may enter into when-issued or delayed delivery transactions. When-issued refers to transactions made conditionally because a security, although authorized, has not been issued. Delayed delivery refers to transactions for which delivery or payment will occur at a later date, beyond the normal settlement period. The price of when-issued and delayed delivery securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The security and the obligation to pay for it are recorded by the Fund at the time the commitment is entered into. The value of the security may vary with market fluctuations during the time before the Fund take delivery of the security. No interest accrues to the Fund until the transaction settles. Delayed delivery transactions include those designated as To Be
Announced ("TBAs") in the Portfolios of Investments. For TBAs, the actual security that will be delivered to fulfill the transaction is not designated at the time of the trade. The security is "to be announced" 48 hours prior to the established trade settlement date. Certain transactions require the Fund or counterparty to post cash and/or securities as collateral for the net mark-to-market exposure to the other party. The Fund covers its net obligations under outstanding delayed delivery commitments by segregating or earmarking cash or securities.Purchases of when-issued or delayed delivery securities may have a similar effect on the Fund's NAV as if the Fund's had created a degree of leverage in the portfolio. Risks may arise upon entering into such transactions from the potential inability of counterparties to meet their obligations under the transactions. Additionally, losses may arise due to changes in the value of the underlying securities.

(e)	Amount shown represents units. One unit represents a principal amount of 1,000.
(f)	Amount shown represents units. One unit represents a principal amount of 100.
(g)
The Fund may enter into repurchase agreements, under the terms of a Master Repurchase Agreement, under which the Fund acquires securities as collateral and agrees to resell the securities at an agreed upon time and at an agreed upon price. It is the Fund's policy that the market value of the collateral for repurchase agreements be at least equal to 102% of the repurchase price, including interest. Certain repurchase agreements are tri-
party arrangements whereby the collateral is held in a segregated account for the benefit of the Fund and on behalf of the counterparty. Repurchase agreements could involve certain risks in the event of default or insolvency of the counterparty, including possible delays or restrictions upon the
Fund's ability to dispose of the underlying securities. As of June 30, 2024, the Fund had an investment in a repurchase agreement for which the value of the related collateral exceeded the value of the repurchase agreement.

(h)	Interest rate represents discount rate at time of purchase; not a coupon rate.
(i)
The Fund's investment in U.S. Government/Agency securities is comprised of various lots with differing discount rates. These separate investments, which have the same maturity date, have been aggregated for the purpose of presentation in the Portfolio of Investments.

(j)	Security (or a portion thereof) has been pledged as collateral for open derivative contracts.

ABS	Asset-Backed Securities
EMTN	Euro Medium Term Note
GMTN	Global Medium Term Note
MTN	Medium Term Note
REITs	Real Estate Investment Trusts
REMICS	Real Estate Mortgage Investment Conduits
SOFR	Secured Overnight Financing Rate
TBA	To Be Announced

BRL	Brazilian Real
MXN	Mexican Peso
UYU	Uruguayan Peso
Futures Contracts
The Fund may enter into futures contracts. Futures contracts are agreements between two parties to buy and sell a particular instrument or index for a specified price on a specified future date.
When the Fund enters into a futures contract, it is required to deposit with (or for the benefit of) its broker an amount of cash or short-term high-quality securities as "initial margin." As the value of the contract changes, the value of the futures contract position increases or declines. Subsequent payments, known as "variation margin," are made or received by the Fund, depending on the price fluctuations in the fair value of the contract and the value of cash or securities on deposit with the broker. Realized gain or loss on a futures position is equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed, minus brokerage commissions. When the Fund enters into a futures contract certain risks may arise, such as illiquidity in the futures market, which may limit the Fund's ability to close out a futures contract prior to settlement date, and unanticipated movements in the value of securities or interest rates.
Futures contracts are exchange-traded. Exchange-traded futures contracts are standardized and are settled through a clearing house with fulfillment supported by the credit of the exchange. Therefore, counterparty credit risks to the Fund are reduced; however, in the event that a counterparty enters into bankruptcy, the Fund's claim against initial/variation margin on deposit with the counterparty may be subject to terms of a final settlement in bankruptcy court.
At June 30, 2024, open long futures contracts were as follows:
Financial Futures	Expiration Date	Contracts	Notional Amount	Value	Unrealized Appreciation (Depreciation)
CBOT 10 Year U.S. Treasury Notes Futures	9/19/2024	2,615	$285,093,534	$287,609,141	$2,515,607
CBOT 2 Year U.S. Treasury Notes Futures	9/30/2024	2,341	476,646,544	478,076,094	1,429,550
CBOT Ultra Long Term U.S. Treasury Bond Futures	9/19/2024	310	38,334,390	38,856,562	522,172
Ultra 10-Year U.S. Treasury Notes Futures	9/19/2024	2,522	283,335,956	286,325,812	2,989,856
Total					$7,457,185
Fair Value Measurements
In accordance with accounting standards related to fair value measurements and disclosures, the Fund has categorized the inputs utilized in determining the value of each Fund’s assets or liabilities. These inputs are summarized in the three broad levels listed below:
• Level 1 — quoted prices in active markets for identical assets or liabilities;
• Level 2 — prices determined using other significant inputs that are observable either directly, or indirectly through corroboration with observable market data (which could include quoted prices for similar assets or liabilities, interest rates, credit risk, etc.); and
• Level 3 — prices determined using significant unobservable inputs when quoted prices or observable inputs are unavailable such as when there is little or no market activity for an asset or liability (unobservable inputs reflect each Fund’s own assumptions in determining the fair value of assets or liabilities and would be based on the best information available).
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The Fund's pricing policies have been approved by the Board of Trustees. Investments for which market quotations are readily available are categorized in Level 1. Other investments for which an independent pricing service is utilized are categorized in Level 2. Broker-dealer bid prices for which the Fund has knowledge of the inputs used by the broker-dealer are categorized in Level 2. All other investments, including broker-dealer bid prices for which the Fund does not have knowledge of the inputs used by the broker-dealer, as well as investments fair valued by the valuation designee, are categorized in Level 3. All Level 2 and 3 securities are defined as being fair valued.

Under certain conditions and based upon specific facts and circumstances, the Fund’s valuation designee may determine that a fair valuation should be made for portfolio investment(s). These valuation designee fair valuations will be based upon a significant amount of Level 3 inputs.
The following is a summary of the inputs used to value the Fund's investments as of June 30, 2024, at value:
Asset Valuation Inputs
Description	Level 1	Level 2	Level 3	Total
Bonds and Notes
Non-Convertible Bonds
ABS Home Equity	$ —	$26,373,170	$9,060	$26,382,230
Collateralized Mortgage Obligations	—	72,964,814	159,549	73,124,363
All Other Non-Convertible Bonds(a)	—	6,713,498,501	—	6,713,498,501
Total Non-Convertible Bonds	—	6,812,836,485	168,609	6,813,005,094
Municipals(a)	—	7,715,907	—	7,715,907
Total Bonds and Notes	—	6,820,552,392	168,609	6,820,721,001
Collateralized Loan Obligations	—	367,815,436	—	367,815,436
Short-Term Investments	—	578,550,335	—	578,550,335
Total Investments	—	7,766,918,163	168,609	7,767,086,772
Futures Contracts (unrealized appreciation)	7,457,185	—	—	7,457,185
Total	$7,457,185	$7,766,918,163	$168,609	$7,774,543,957

(a)	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.
The following is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value as of September 30, 2023 and/or June 30, 2024:

Asset Valuation Inputs
Investments in Securities	Balance as of September 30, 2023	Accrued Discounts (Premiums)	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Purchases	Sales	Transfers into Level 3	Transfers out of Level 3	Balance as of June 30, 2024	Change in Unrealized Appreciation (Depreciation) from Investments Still Held at June 30, 2024
Bonds and Notes
Non-Convertible Bonds
ABS Home Equity	$ —	$ —	$ —	$(57)	$ —	$(913)	$10,030	$ —	$9,060	$(57)
Collateralized Mortgage Obligations	96,178	—	(53)	(2,069)	1,809	(36,777)	100,461	—	159,549	(2,185)
Total	$96,178	$ —	$(53)	$(2,126)	$1,809	$(37,690)	$110,491	$ —	$168,609	$(2,242)
Debt securities valued at $110,491 were transferred from Level 2 to Level 3 during the period ended June 30, 2024. At September 30, 2023, these securities were fair valued based on evaluated bids furnished to the Fund by an independent pricing service in accordance with the Fund's valuation policies. At June 30, 2024, these securities were fair valued as determined by the Fund's valuation designee as an independent pricing service did not provide a reliable price for the securities.
Derivatives
Derivative instruments are defined as financial instruments whose value and performance are based on the value and performance of an underlying asset, reference rate or index. Derivative instruments that the Fund used at period end include futures contracts.
The Fund is subject to the risk that changes in interest rates will affect the value of the Fund’s investments in fixed-income securities. The Fund will be subject to increased interest rate risk to the extent that it invests in fixed-income securities with longer maturities or durations, as compared to investing in fixed-income securities with shorter maturities or durations. The Fund may use futures contracts to hedge against changes in interest rates and to manage duration without having to buy or sell portfolio securities. The Fund may also use futures contracts to gain investment exposure. As of June 30, 2024, the Fund used futures contracts for hedging and duration management.

The following is a summary of derivative instruments for the Fund, as of June 30, 2024:
Assets	Unrealized appreciation on futures contracts
Exchange-traded asset derivatives
Interest rate contracts	$7,457,185
The Fund’s derivatives do not qualify for hedge accounting under authoritative guidance for derivative instruments. The Fund’s investments in derivatives may represent an economic hedge; however, they are considered to be non-hedge transactions for the purpose of this disclosure.
Counterparty risk is managed based on policies and procedures established by the Fund’s adviser. Such policies and procedures may include, but are not limited to, minimum counterparty credit rating requirements, monitoring of counterparty credit default swap spreads and posting of collateral. With exchange-traded derivatives, there is minimal counterparty credit risk to the Fund because the exchange’s clearinghouse, as counterparty to these instruments, stands between the buyer and the seller of the contract. Credit risk still exists in exchange-traded derivatives with respect to initial and variation margin that is held in a broker’s customer accounts. While brokers typically are required to segregate customer margin for exchange-traded derivatives from their own assets, in the event that a broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the broker for all its customers, U.S. bankruptcy laws will typically allocate that shortfall on a pro rata basis across all of the broker’s customers, potentially resulting in losses to the Fund.
Industry Summary at June 30, 2024 (Unaudited)
Treasuries	31.8%
Mortgage Related	25.7
Banking	6.7
Automotive	2.1
Finance Companies	2.1
Other Investments, less than 2% each	20.6
Collateralized Loan Obligations	4.8
Short-Term Investments	7.5
Total Investments	101.3
Other assets less liabilities (including futures contracts)	(1.3)
Net Assets	100.0%

Currency Exposure Summary at June 30, 2024 (Unaudited)
United States Dollar	97.3%
Other, less than 2% each	4.0
Total Investments	101.3
Other assets less liabilities (including futures contracts)	(1.3)
Net Assets	100.0%